UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Aggressive Growth Portfolio

September 30, 2006

VIPAG-QTLY-1106

1.808772.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Hotels, Restaurants & Leisure - 1.0%
Penn National Gaming, Inc. (a)	5,464	$ 199,545
Household Durables - 0.8%
Harman International Industries, Inc.	1,823	152,111
Internet & Catalog Retail - 1.0%
Coldwater Creek, Inc. (a)	7,025	202,039
Leisure Equipment & Products - 0.5%
Marvel Entertainment, Inc. (a)	4,400	106,216
Media - 1.0%
Focus Media Holding Ltd. ADR (a)	3,600	208,512
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A	6,500	451,620
Guitar Center, Inc. (a)	2,464	110,092
PETsMART, Inc.	3,500	97,125
Urban Outfitters, Inc. (a)	11,700	206,973
Williams-Sonoma, Inc.	200	6,478
		872,288
TOTAL CONSUMER DISCRETIONARY		1,740,711
ENERGY - 6.9%
Energy Equipment & Services - 2.0%
FMC Technologies, Inc. (a)	3,800	204,060
W-H Energy Services, Inc. (a)	4,820	199,885
		403,945
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp.	7,100	205,758
EOG Resources, Inc.	3,520	228,976
Quicksilver Resources, Inc. (a)	4,400	140,360
Range Resources Corp.	7,350	185,514
Ultra Petroleum Corp. (a)	4,800	230,928
		991,536
TOTAL ENERGY		1,395,481
FINANCIALS - 7.3%
Capital Markets - 2.1%
Greenhill & Co., Inc.	1,800	120,636
Indiabulls Financial Services Ltd.	21,728	195,903
Jefferies Group, Inc.	3,900	111,150
		427,689
Diversified Financial Services - 4.9%
CBOT Holdings, Inc. Class A	1,700	205,343
Financial Technology (India) Ltd.	2,312	86,954
IntercontinentalExchange, Inc.	9,288	697,250
		989,547
Real Estate Investment Trusts - 0.3%
Host Hotels & Resorts, Inc.	2,203	50,515
TOTAL FINANCIALS		1,467,751

	Shares	Value
HEALTH CARE - 27.3%
Biotechnology - 4.3%
Alnylam Pharmaceuticals, Inc. (a)	12,887	$ 185,702
Amylin Pharmaceuticals, Inc. (a)	1,400	61,698
Celgene Corp. (a)	4,380	189,654
PDL BioPharma, Inc. (a)	10,800	207,360
Telik, Inc. (a)	12,315	219,084
		863,498
Health Care Equipment & Supplies - 15.0%
Advanced Medical Optics, Inc. (a)	7,900	312,445
Conceptus, Inc. (a)	5,800	102,602
Cyberonics, Inc. (a)	14,000	245,420
Haemonetics Corp. (a)	4,600	215,280
Immucor, Inc. (a)	4,100	91,881
Mentor Corp.	2,000	100,780
NeuroMetrix, Inc. (a)	3,760	71,478
Northstar Neuroscience, Inc.	5,600	73,920
NuVasive, Inc. (a)	17,890	359,768
Palomar Medical Technologies, Inc. (a)	892	37,642
Sirona Dental Systems, Inc.	1,700	55,981
Somanetics Corp. (a)	5,500	109,780
St. Jude Medical, Inc. (a)	29,500	1,041,056
Varian Medical Systems, Inc. (a)	3,500	186,865
		3,004,898
Health Care Providers & Services - 0.5%
LCA-Vision, Inc.	2,424	100,135
Health Care Technology - 1.4%
Eclipsys Corp. (a)	11,340	203,099
Merge Technologies, Inc. (a)	12,700	87,376
		290,475
Life Sciences Tools & Services - 1.8%
Millipore Corp. (a)	1,600	98,080
Ventana Medical Systems, Inc. (a)	6,200	253,146
		351,226
Pharmaceuticals - 4.3%
Allergan, Inc.	4,897	551,451
Medicis Pharmaceutical Corp. Class A	3,200	103,520
Sepracor, Inc. (a)	4,316	209,067
		864,038
TOTAL HEALTH CARE		5,474,270
INDUSTRIALS - 7.6%
Construction & Engineering - 2.1%
Infrasource Services, Inc. (a)	12,900	226,395
Quanta Services, Inc. (a)	11,500	193,890
		420,285
Electrical Equipment - 3.1%
Energy Conversion Devices, Inc. (a)	8,073	299,024
Rockwell Automation, Inc.	1,800	104,580
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Suntech Power Holdings Co. Ltd. sponsored ADR	4,000	$ 103,320
Suzlon Energy Ltd.	3,891	104,944
		611,868
Industrial Conglomerates - 1.0%
McDermott International, Inc. (a)	4,750	198,550
Machinery - 1.0%
Deere & Co.	2,500	209,775
Marine - 0.1%
Diana Shipping, Inc.	1,600	21,328
Road & Rail - 0.3%
Guangshen Railway Co. Ltd. (H Shares)	138,000	58,632
TOTAL INDUSTRIALS		1,520,438
INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 3.2%
Adtran, Inc.	4,120	98,221
Carrier Access Corp. (a)	155	1,101
Comverse Technology, Inc. (a)	20,434	438,105
Juniper Networks, Inc. (a)	5,900	101,952
		639,379
Computers & Peripherals - 0.5%
Brocade Communications Systems, Inc. (a)	14,400	101,664
Internet Software & Services - 0.9%
Bankrate, Inc. (a)	6,968	185,070
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	2,800	207,368
Mastercard, Inc. Class A	3,300	232,155
Paychex, Inc.	6,200	228,470
		667,993
Semiconductors & Semiconductor Equipment - 11.3%
ARM Holdings PLC sponsored ADR	31,800	208,608
ASML Holding NV (NY Shares) (a)	17,700	412,056
Broadcom Corp. Class A (a)	9,800	297,332
Lam Research Corp. (a)	6,356	288,117
Marvell Technology Group Ltd. (a)	10,166	196,915
Microchip Technology, Inc.	6,187	200,583
PMC-Sierra, Inc. (a)	57,036	338,794
Qimonda AG Sponsored ADR	12,500	212,500
Renewable Energy Corp. AS	7,650	118,389
		2,273,294
Software - 9.8%
Activision, Inc. (a)	13,246	200,015
Autodesk, Inc. (a)	6,900	239,982

	Shares	Value
BEA Systems, Inc. (a)	7,500	$ 114,000
Electronic Arts, Inc. (a)	6,000	334,080
Hyperion Solutions Corp. (a)	5,980	206,190
Informatica Corp. (a)	15,500	210,645
Nintendo Co. Ltd.	2,000	412,036
Wind River Systems, Inc. (a)	23,068	247,058
		1,964,006
TOTAL INFORMATION TECHNOLOGY		5,831,406
MATERIALS - 6.9%
Chemicals - 6.1%
Agrium, Inc.	8,600	232,318
Monsanto Co.	6,380	299,924
Mosaic Co.	12,600	212,940
Potash Corp. of Saskatchewan, Inc.	4,600	479,274
		1,224,456
Metals & Mining - 0.8%
Allegheny Technologies, Inc.	2,727	169,592
TOTAL MATERIALS		1,394,048
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.1%
Level 3 Communications, Inc. (a)	41,100	219,885
Qwest Communications International, Inc. (a)	21,700	189,224
		409,109
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	5,700	208,050
TOTAL TELECOMMUNICATION SERVICES		617,159
UTILITIES - 1.0%
Independent Power Producers & Energy Traders - 1.0%
Ormat Technologies, Inc.	5,870	192,066
TOTAL COMMON STOCKS (Cost $18,648,480)		19,633,330
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b) (Cost $526,172)	526,172	$ 526,172
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $19,174,652)	20,159,502
NET OTHER ASSETS - (0.4)%	(70,465)
NET ASSETS - 100%	$ 20,089,037
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,726
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $19,488,352. Net unrealized appreciation aggregated $671,150, of which $2,173,520 related to appreciated investment securities and $1,502,370 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2006

VIPGI-QTLY-1106

1.808773.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 0.9%
Services Acquisition Corp. International (a)(d)	355,000	$ 3,159,500
Sonic Corp. (a)	66,050	1,493,391
Starbucks Corp. (a)	212,800	7,245,840
Wynn Resorts Ltd. (a)	26,600	1,809,066
		13,707,797
Household Durables - 1.0%
Koninklijke Philips Electronics NV (NY Shares)	119,200	4,173,192
Sharp Corp.	305,000	5,227,686
Sony Corp. sponsored ADR	88,500	3,571,860
Whirlpool Corp.	38,200	3,213,002
		16,185,740
Media - 2.0%
Clear Channel Communications, Inc.	85,000	2,452,250
E.W. Scripps Co. Class A	100,600	4,821,758
Lamar Advertising Co. Class A (a)	14,900	795,809
News Corp. Class B	343,500	7,089,840
The Walt Disney Co.	48,700	1,505,317
Time Warner, Inc.	823,500	15,012,405
		31,677,379
Multiline Retail - 1.0%
Target Corp.	284,200	15,702,050
Specialty Retail - 2.3%
Best Buy Co., Inc.	157,000	8,408,920
Esprit Holdings Ltd.	318,500	2,904,690
Lowe's Companies, Inc.	132,300	3,712,338
PETsMART, Inc.	90,100	2,500,275
Staples, Inc.	356,802	8,680,993
Tiffany & Co., Inc.	140,100	4,651,320
TJX Companies, Inc.	164,600	4,613,738
		35,472,274
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	87,000	3,437,370
TOTAL CONSUMER DISCRETIONARY		116,182,610
CONSUMER STAPLES - 6.4%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	54,000	3,720,600
PepsiCo, Inc.	162,800	10,624,328
		14,344,928
Food & Staples Retailing - 0.7%
CVS Corp.	240,400	7,721,648
Safeway, Inc.	112,000	3,399,200
		11,120,848
Food Products - 1.0%
Nestle SA sponsored ADR	173,000	15,172,100

	Shares	Value
Household Products - 2.7%
Colgate-Palmolive Co.	172,000	$ 10,681,200
Procter & Gamble Co.	524,600	32,514,708
		43,195,908
Tobacco - 1.1%
Altria Group, Inc.	235,560	18,032,118
TOTAL CONSUMER STAPLES		101,865,902
ENERGY - 7.4%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	116,400	7,938,480
Cameron International Corp. (a)	259,700	12,546,107
Halliburton Co.	400,817	11,403,244
Schlumberger Ltd. (NY Shares)	403,200	25,010,496
Smith International, Inc.	194,400	7,542,720
		64,441,047
Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	481,200	32,288,520
Peabody Energy Corp.	106,800	3,928,104
Plains Exploration & Production Co. (a)	139,100	5,968,781
Ultra Petroleum Corp. (a)	88,190	4,242,821
Valero Energy Corp.	110,400	5,682,288
		52,110,514
TOTAL ENERGY		116,551,561
FINANCIALS - 21.4%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	127,900	5,998,510
Charles Schwab Corp.	367,700	6,581,830
Franklin Resources, Inc.	53,200	5,625,900
Goldman Sachs Group, Inc.	47,300	8,001,741
Investors Financial Services Corp.	111,300	4,794,804
Lehman Brothers Holdings, Inc.	92,000	6,795,120
Nomura Holdings, Inc. sponsored ADR	325,620	5,724,400
State Street Corp.	198,900	12,411,360
TD Ameritrade Holding Corp.	84,000	1,583,400
UBS AG (NY Shares)	95,900	5,687,829
		63,204,894
Commercial Banks - 3.1%
Commerce Bancorp, Inc., New Jersey	55,900	2,052,089
Mitsui Trust Holdings, Inc.	1,000	11,376
Mizuho Financial Group, Inc.	245	1,899,530
Standard Chartered PLC (United Kingdom)	320,751	8,213,880
Sumitomo Mitsui Financial Group, Inc.	180	1,889,204
U.S. Bancorp, Delaware	145,700	4,840,154
Wachovia Corp.	233,800	13,046,040
Wells Fargo & Co.	485,590	17,568,646
		49,520,919
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.1%
American Express Co.	177,200	$ 9,937,376
Capital One Financial Corp. (d)	89,900	7,071,534
		17,008,910
Diversified Financial Services - 2.5%
Bank of America Corp.	493,400	26,431,438
Citigroup, Inc.	126,800	6,298,156
NETeller PLC (a)	70,200	466,509
The NASDAQ Stock Market, Inc. (a)	177,100	5,355,504
		38,551,607
Insurance - 9.4%
ACE Ltd.	158,000	8,647,340
AFLAC, Inc.	66,800	3,056,768
American International Group, Inc.	930,905	61,681,765
Berkshire Hathaway, Inc. Class A (a)	108	10,346,400
Endurance Specialty Holdings Ltd.	59,300	2,090,918
Everest Re Group Ltd.	84,600	8,251,038
Fidelity National Title Group, Inc. Class A (d)	186,100	3,900,656
Hartford Financial Services Group, Inc.	143,500	12,448,625
Lincoln National Corp.	111,600	6,928,128
National Financial Partners Corp.	175,900	7,217,177
PartnerRe Ltd.	66,400	4,486,648
Prudential Financial, Inc.	135,600	10,339,500
W.R. Berkley Corp.	185,500	6,564,845
XL Capital Ltd. Class A	31,728	2,179,714
		148,139,522
Real Estate Investment Trusts - 0.4%
Equity Residential (SBI)	102,500	5,184,450
Vornado Realty Trust	15,900	1,733,100
		6,917,550
Real Estate Management & Development - 0.2%
Mitsui Fudosan Co. Ltd.	100,000	2,272,631
Move, Inc.	173,600	852,376
		3,125,007
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	17,500	613,200
Golden West Financial Corp., Delaware	38,600	2,981,850
Hudson City Bancorp, Inc.	473,900	6,279,175
Washington Mutual, Inc.	34,800	1,512,756
		11,386,981
TOTAL FINANCIALS		337,855,390
HEALTH CARE - 14.8%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	12,800	434,944
Amgen, Inc. (a)	111,910	8,004,922
Biogen Idec, Inc. (a)	95,200	4,253,536
Celgene Corp. (a)	38,400	1,662,720

	Shares	Value
Cephalon, Inc. (a)	47,500	$ 2,933,125
Genentech, Inc. (a)	17,700	1,463,790
Gilead Sciences, Inc. (a)	108,300	7,440,210
MedImmune, Inc. (a)	92,600	2,704,846
PDL BioPharma, Inc. (a)	297,900	5,719,680
		34,617,773
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	14,400	1,648,800
Baxter International, Inc.	226,900	10,314,874
Becton, Dickinson & Co.	132,100	9,335,507
C.R. Bard, Inc.	82,500	6,187,500
Conor Medsystems, Inc. (a)	63,400	1,494,338
Cooper Companies, Inc.	89,368	4,781,188
DJO, Inc. (a)	107,100	4,447,863
Medtronic, Inc.	200	9,288
St. Jude Medical, Inc. (a)	42,470	1,498,766
		39,718,124
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc.	8,700	403,854
Cardinal Health, Inc.	63,700	4,187,638
Chemed Corp.	24,800	800,048
Health Net, Inc. (a)	121,100	5,270,272
Healthways, Inc. (a)	8,800	392,480
Henry Schein, Inc. (a)	150,000	7,521,000
I-trax, Inc. (a)	237,300	666,813
McKesson Corp.	59,400	3,131,568
UnitedHealth Group, Inc.	295,600	14,543,520
		36,917,193
Health Care Technology - 0.3%
Emdeon Corp. (a)	138,900	1,626,519
IMS Health, Inc.	99,100	2,640,024
		4,266,543
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	70,100	1,511,356
Charles River Laboratories International, Inc. (a)	156,800	6,806,688
Invitrogen Corp. (a)	169,400	10,741,654
Millipore Corp. (a)	62,300	3,818,990
		22,878,688
Pharmaceuticals - 6.1%
Johnson & Johnson	481,500	31,268,610
Merck & Co., Inc.	238,700	10,001,530
Novartis AG sponsored ADR	115,400	6,743,976
Pfizer, Inc.	868,900	24,642,004
Roche Holding AG (participation certificate)	48,853	8,447,587
Sepracor, Inc. (a)	4,900	237,356
Wyeth	284,800	14,479,232
		95,820,295
TOTAL HEALTH CARE		234,218,616
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.9%
Aerospace & Defense - 3.4%
EDO Corp.	165,794	$ 3,793,367
Honeywell International, Inc.	556,000	22,740,400
L-3 Communications Holdings, Inc.	42,400	3,321,192
United Technologies Corp.	380,900	24,130,015
		53,984,974
Air Freight & Logistics - 0.3%
FedEx Corp.	44,800	4,868,864
Airlines - 0.2%
UAL Corp. (a)	94,700	2,516,179
Electrical Equipment - 0.4%
Evergreen Solar, Inc. (a)	180,300	1,496,490
Suntech Power Holdings Co. Ltd. sponsored ADR	84,600	2,185,218
Vestas Wind Systems AS (a)	82,600	2,205,645
		5,887,353
Industrial Conglomerates - 5.7%
3M Co.	34,400	2,560,048
General Electric Co.	2,072,500	73,159,248
McDermott International, Inc. (a)	330,950	13,833,710
		89,553,006
Machinery - 0.8%
Danaher Corp.	52,500	3,605,175
Deere & Co.	111,600	9,364,356
		12,969,531
Marine - 0.1%
Alexander & Baldwin, Inc.	25,200	1,118,124
Road & Rail - 1.0%
Laidlaw International, Inc.	189,500	5,179,035
Landstar System, Inc.	125,900	5,375,930
Norfolk Southern Corp.	139,400	6,140,570
		16,695,535
TOTAL INDUSTRIALS		187,593,566
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 5.4%
Adtran, Inc.	3,900	92,976
Alcatel SA sponsored ADR	396,000	4,823,280
Cisco Systems, Inc. (a)	1,097,100	25,233,300
Comverse Technology, Inc. (a)	179,665	3,852,018
Corning, Inc. (a)	550,900	13,447,469
Harris Corp.	117,800	5,240,922
Juniper Networks, Inc. (a)	149,100	2,576,448
Motorola, Inc.	406,500	10,162,500
Nortel Networks Corp.	817,400	1,880,024
QUALCOMM, Inc.	318,400	11,573,840
Research In Motion Ltd. (a)	54,400	5,584,704
		84,467,481

	Shares	Value
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	192,000	$ 14,789,760
EMC Corp. (a)	507,700	6,082,246
Hewlett-Packard Co.	462,000	16,950,780
Network Appliance, Inc. (a)	175,400	6,491,554
Sun Microsystems, Inc. (a)	73,800	366,786
		44,681,126
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	299,214	9,781,306
Internet Software & Services - 2.0%
eBay, Inc. (a)	189,677	5,379,240
Google, Inc. Class A (sub. vtg.) (a)	61,900	24,877,610
Yahoo!, Inc. (a)	53,100	1,342,368
		31,599,218
IT Services - 0.7%
First Data Corp.	121,100	5,086,200
Paychex, Inc.	170,900	6,297,665
		11,383,865
Semiconductors & Semiconductor Equipment - 4.1%
Altera Corp. (a)	199,700	3,670,486
Applied Materials, Inc.	845,600	14,992,488
ARM Holdings PLC sponsored ADR	205,000	1,344,800
ASML Holding NV (NY Shares) (a)	100,900	2,348,952
Broadcom Corp. Class A (a)	198,200	6,013,388
Fairchild Semiconductor International, Inc. (a)	76,800	1,436,160
FormFactor, Inc. (a)	30,000	1,263,900
Freescale Semiconductor, Inc. Class A (a)	124,600	4,741,030
Intel Corp.	85,900	1,766,963
Intersil Corp. Class A	206,400	5,067,120
Lam Research Corp. (a)	4,900	222,117
Linear Technology Corp.	146,200	4,549,744
Maxim Integrated Products, Inc.	77,100	2,164,197
Microchip Technology, Inc.	108,600	3,520,812
National Semiconductor Corp.	250,200	5,887,206
Samsung Electronics Co. Ltd.	4,350	3,052,308
Xilinx, Inc.	126,800	2,783,260
		64,824,931
Software - 5.5%
Adobe Systems, Inc. (a)	193,800	7,257,810
BEA Systems, Inc. (a)	226,800	3,447,360
Cognos, Inc. (a)	122,200	4,460,301
Electronic Arts, Inc. (a)	61,600	3,429,888
Microsoft Corp.	1,965,000	53,703,450
Opsware, Inc. (a)	37,800	340,578
Oracle Corp. (a)	344,700	6,114,978
Quest Software, Inc. (a)	263,100	3,757,068
Symantec Corp. (a)	154,000	3,277,120
		85,788,553
TOTAL INFORMATION TECHNOLOGY		332,526,480
Common Stocks - continued
	Shares	Value
MATERIALS - 2.4%
Chemicals - 1.8%
Ashland, Inc.	121,000	$ 7,717,380
Monsanto Co.	159,120	7,480,231
Praxair, Inc.	231,700	13,707,372
		28,904,983
Containers & Packaging - 0.4%
Owens-Illinois, Inc.	235,500	3,631,410
Smurfit-Stone Container Corp.	230,000	2,576,000
		6,207,410
Metals & Mining - 0.2%
Alcoa, Inc.	42,000	1,177,680
Newmont Mining Corp.	39,200	1,675,800
		2,853,480
TOTAL MATERIALS		37,965,873
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	775,100	25,237,256
Level 3 Communications, Inc. (a)	407,000	2,177,450
Qwest Communications International, Inc. (a)	529,900	4,620,728
Verizon Communications, Inc.	187,100	6,947,023
		38,982,457
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	164,900	6,018,850
TOTAL TELECOMMUNICATION SERVICES		45,001,307
UTILITIES - 0.9%
Electric Utilities - 0.5%
Exelon Corp.	134,700	8,154,738

	Shares	Value
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	86,000	$ 5,376,720
TOTAL UTILITIES		13,531,458
TOTAL COMMON STOCKS (Cost $1,359,333,327)		1,523,292,763
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 5.36% (b)	66,280,139	66,280,139
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	5,757,450	5,757,450
TOTAL MONEY MARKET FUNDS (Cost $72,037,589)		72,037,589
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,431,370,916)	1,595,330,352
NET OTHER ASSETS - (1.0)%	(16,230,401)
NET ASSETS - 100%	$ 1,579,099,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,047,630
Fidelity Securities Lending Cash Central Fund	114,825
Total	$ 2,162,455
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,442,029,494. Net unrealized appreciation aggregated $153,300,858, of which $181,733,344 related to appreciated investment securities and $28,432,486 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2006

VIPGRO-QTLY-1106

1.808783.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Automobiles - 0.2%
Renault SA	9,300	$ 1,066,707
Hotels, Restaurants & Leisure - 3.8%
Las Vegas Sands Corp. (a)	163,700	11,188,895
Wynn Resorts Ltd. (a)(d)	131,000	8,909,310
		20,098,205
Household Durables - 0.2%
Whirlpool Corp.	11,600	975,676
Internet & Catalog Retail - 0.0%
Submarino SA	2,900	56,417
Media - 1.4%
Comcast Corp. Class A (a)	15,600	574,860
Omnicom Group, Inc.	5,100	477,360
The Walt Disney Co.	162,900	5,035,239
Time Warner, Inc.	27,400	499,502
Univision Communications, Inc. Class A (a)	19,400	666,196
		7,253,157
Multiline Retail - 0.4%
Sears Holdings Corp. (a)	12,100	1,912,889
Specialty Retail - 4.5%
Best Buy Co., Inc.	36,400	1,949,584
Chico's FAS, Inc. (a)	223,600	4,814,108
Circuit City Stores, Inc.	170,500	4,281,255
Gamestop Corp. Class B (a)	21,600	965,736
J. Crew Group, Inc.	1,300	39,091
Staples, Inc.	140,700	3,423,231
Urban Outfitters, Inc. (a)	85,800	1,517,802
Zumiez, Inc. (a)(d)	241,507	6,520,689
		23,511,496
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	28,000	963,200
Under Armour, Inc. Class A (sub. vtg.) (d)	45,100	1,804,902
		2,768,102
TOTAL CONSUMER DISCRETIONARY		57,642,649
CONSUMER STAPLES - 0.7%
Beverages - 0.6%
Hansen Natural Corp. (a)	8,645	280,790
The Coca-Cola Co.	62,600	2,796,968
		3,077,758
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.	15,700	774,324
Whole Foods Market, Inc.	766	45,523
		819,847
TOTAL CONSUMER STAPLES		3,897,605

	Shares	Value
ENERGY - 14.8%
Energy Equipment & Services - 8.7%
Baker Hughes, Inc.	36,900	$ 2,516,580
BJ Services Co.	19,500	587,535
Diamond Offshore Drilling, Inc.	50,100	3,625,737
GlobalSantaFe Corp.	89,800	4,489,102
Grant Prideco, Inc. (a)	78,200	2,973,946
Halliburton Co.	122,100	3,473,745
National Oilwell Varco, Inc. (a)	61,200	3,583,260
Noble Corp.	35,100	2,252,718
Pride International, Inc. (a)	78,100	2,141,502
Schlumberger Ltd. (NY Shares)	247,600	15,358,628
Transocean, Inc. (a)	37,600	2,753,448
Weatherford International Ltd. (a)	39,100	1,631,252
		45,387,453
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	23,400	1,025,622
Cabot Oil & Gas Corp.	7,800	373,854
Chesapeake Energy Corp.	15,600	452,088
Devon Energy Corp.	43,000	2,715,450
EOG Resources, Inc.	23,500	1,528,675
Exxon Mobil Corp.	16,500	1,107,150
Hess Corp.	31,300	1,296,446
Occidental Petroleum Corp.	23,400	1,125,774
Peabody Energy Corp.	85,001	3,126,337
Ultra Petroleum Corp. (a)	171,500	8,250,865
Valero Energy Corp.	211,500	10,885,905
		31,888,166
TOTAL ENERGY		77,275,619
FINANCIALS - 9.2%
Capital Markets - 4.3%
E*TRADE Financial Corp.	157,700	3,772,184
Goldman Sachs Group, Inc.	2,600	439,842
Lazard Ltd. Class A	49,200	1,967,016
Legg Mason, Inc. (d)	47,000	4,740,420
Merrill Lynch & Co., Inc.	67,500	5,279,850
Morgan Stanley	15,600	1,137,396
optionsXpress Holdings, Inc.	23,400	652,392
TD Ameritrade Holding Corp.	233,410	4,399,779
		22,388,879
Commercial Banks - 0.6%
ICICI Bank Ltd. sponsored ADR	54,300	1,667,553
Mizuho Financial Group, Inc.	38	294,621
Standard Chartered PLC (United Kingdom)	35,534	909,964
Sumitomo Mitsui Financial Group, Inc.	30	314,867
		3,187,005
Consumer Finance - 0.1%
Capital One Financial Corp.	7,800	613,548
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.9%
Citigroup, Inc.	62,600	$ 3,109,342
IntercontinentalExchange, Inc.	74,750	5,611,483
Moody's Corp.	143,700	9,395,106
NETeller PLC (a)	263,148	1,748,730
The NASDAQ Stock Market, Inc. (a)	19,236	581,697
		20,446,358
Insurance - 0.2%
ACE Ltd.	15,830	866,376
Real Estate Management & Development - 0.1%
Shimao Property Holdings Ltd.	314,000	336,141
TOTAL FINANCIALS		47,838,307
HEALTH CARE - 15.7%
Biotechnology - 5.2%
Amgen, Inc. (a)	43,900	3,140,167
Celgene Corp. (a)	188,100	8,144,730
Genentech, Inc. (a)	133,000	10,999,100
Gilead Sciences, Inc. (a)	62,400	4,286,880
Vertex Pharmaceuticals, Inc. (a)	18,000	605,700
		27,176,577
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	31,000	1,226,050
C.R. Bard, Inc.	18,900	1,417,500
Inverness Medical Innovations, Inc. (a)	14,600	507,496
Inverness Medical Innovations, Inc. (a)(e)	3,000	93,852
		3,244,898
Health Care Providers & Services - 6.5%
Brookdale Senior Living, Inc.	23,400	1,086,228
Humana, Inc. (a)	35,500	2,346,195
Nighthawk Radiology Holdings, Inc.	28,600	547,118
Omnicare, Inc. (d)	50,800	2,188,972
UnitedHealth Group, Inc.	540,705	26,602,686
WellPoint, Inc. (a)	12,700	978,535
		33,749,734
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	61,900	539,149
Pharmaceuticals - 3.3%
Allergan, Inc.	79,200	8,918,712
Merck & Co., Inc.	163,800	6,863,220
Sepracor, Inc. (a)	35,400	1,714,776
		17,496,708
TOTAL HEALTH CARE		82,207,066

	Shares	Value
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	17,100	$ 699,390
The Boeing Co.	28,200	2,223,570
		2,922,960
Airlines - 0.6%
AirTran Holdings, Inc. (a)	46,800	464,256
AMR Corp.	60,600	1,402,284
Republic Airways Holdings, Inc. (a)	23,332	362,113
Ryanair Holdings PLC sponsored ADR (a)	6,300	398,727
US Airways Group, Inc. (a)	15,500	687,115
		3,314,495
Construction & Engineering - 1.5%
Fluor Corp.	91,200	7,012,368
Foster Wheeler Ltd. (a)	15,500	598,145
		7,610,513
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	42,600	561,468
Industrial Conglomerates - 0.5%
General Electric Co.	81,150	2,864,595
Machinery - 0.2%
Deere & Co.	11,600	973,356
Joy Global, Inc.	4,900	184,289
		1,157,645
TOTAL INDUSTRIALS		18,431,676
INFORMATION TECHNOLOGY - 40.0%
Communications Equipment - 5.3%
F5 Networks, Inc. (a)	29,700	1,595,484
Motorola, Inc.	172,480	4,312,000
Nokia Corp. sponsored ADR	60,500	1,191,245
QUALCOMM, Inc.	218,500	7,942,475
Research In Motion Ltd. (a)	123,770	12,706,229
		27,747,433
Computers & Peripherals - 3.4%
Apple Computer, Inc. (a)	196,500	15,136,395
Hewlett-Packard Co.	15,600	572,364
Network Appliance, Inc. (a)	49,600	1,835,696
Rackable Systems, Inc. (a)	15,600	426,972
		17,971,427
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A	500	13,870
Internet Software & Services - 20.6%
eBay, Inc. (a)(d)	1,426,497	40,455,455
Google, Inc. Class A (sub. vtg.) (a)(d)	154,000	61,892,599
NHN Corp.	468	49,110
Yahoo! Japan Corp.	234	88,038
Yahoo!, Inc. (a)	203,300	5,139,424
		107,624,626
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 6.0%
Cognizant Technology Solutions Corp. Class A (a)	152,500	$ 11,294,150
First Data Corp.	146,800	6,165,600
Fiserv, Inc. (a)	15,700	739,313
Infosys Technologies Ltd. sponsored ADR	57,100	2,725,383
Paychex, Inc.	215,180	7,929,383
Satyam Computer Services Ltd. sponsored ADR	38,700	1,497,303
SRA International, Inc. Class A (a)	27,400	823,644
		31,174,776
Semiconductors & Semiconductor Equipment - 3.9%
Broadcom Corp. Class A (a)	62,650	1,900,801
Intel Corp.	545,800	11,227,106
Linear Technology Corp.	19,300	600,616
Marvell Technology Group Ltd. (a)	294,600	5,706,402
Silicon On Insulator Technologies SA (SOITEC) (a)	31,100	899,184
		20,334,109
Software - 0.8%
Activision, Inc. (a)	72,366	1,092,727
Autodesk, Inc. (a)	9,398	326,862
Electronic Arts, Inc. (a)	19,400	1,080,192
Microsoft Corp.	3,900	106,587
Nintendo Co. Ltd.	3,900	803,470
Opnet Technologies, Inc. (a)	15,500	203,205
Salesforce.com, Inc. (a)	17,800	638,664
		4,251,707
TOTAL INFORMATION TECHNOLOGY		209,117,948
MATERIALS - 1.5%
Chemicals - 0.2%
Monsanto Co.	1,800	84,618
Praxair, Inc.	14,700	869,652
		954,270
Metals & Mining - 1.3%
Allegheny Technologies, Inc.	11,700	727,623
Central African Mining & Exploration Co. PLC (a)	7,800	6,863
Mittal Steel Co. NV Class A (NY Shares)	131,800	4,578,732
Newmont Mining Corp.	15,600	666,900
Titanium Metals Corp. (a)	34,200	864,576
		6,844,694
TOTAL MATERIALS		7,798,964

	Shares	Value
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	218,800	$ 7,124,128
BellSouth Corp.	125,200	5,352,300
		12,476,428
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	39,100	1,427,150
Bharti Airtel Ltd. (a)	139,642	1,512,122
		2,939,272
TOTAL TELECOMMUNICATION SERVICES		15,415,700
TOTAL COMMON STOCKS (Cost $457,874,497)		519,625,534
Money Market Funds - 15.0%

Fidelity Cash Central Fund, 5.36% (b)	2,111,573	2,111,573
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	76,128,725	76,128,725
TOTAL MONEY MARKET FUNDS (Cost $78,240,298)		78,240,298
TOTAL INVESTMENT PORTFOLIO - 114.4% (Cost $536,114,795)	597,865,832
NET OTHER ASSETS - (14.4)%	(75,425,624)
NET ASSETS - 100%	$ 522,440,208
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,852 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/17/06	$ 90,750
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 304,608
Fidelity Securities Lending Cash Central Fund	203,364
Total	$ 507,972
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $538,806,173. Net unrealized appreciation aggregated $59,059,659, of which $82,644,169 related to appreciated investment securities and $23,584,510 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2006

VIPMID-QTLY-1106

1.808785.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.3%
Autoliv, Inc.	64,600	$ 3,560,106
Continental AG	100	11,596
ElringKlinger AG	200	10,272
Fuel Systems Solutions, Inc. (a)	649,644	8,263,472
Gentex Corp.	100	1,421
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	231
New Focus Auto Tech Holdings Ltd.	7,084,000	1,809,497
Rico Auto Industries Ltd.	100	181
Showa Corp.	250,700	4,541,013
		18,197,789
Automobiles - 0.2%
Bajaj Auto Ltd.	86	5,628
Geely Automobile Holdings Ltd. (d)	59,050,200	6,973,254
Harley-Davidson, Inc.	65,100	4,085,025
Hyundai Motor Co.	2,770	237,102
Hyundai Motor Co. GDR (f)	100	4,294
Mahindra & Mahindra Ltd.	70,317	1,044,389
PT Astra International Tbk	500	676
Renault SA	100	11,470
		12,361,838
Distributors - 0.0%
China Resources Enterprise Ltd.	362,000	784,345
Li & Fung Ltd.	2,200	5,467
		789,812
Diversified Consumer Services - 0.2%
Benesse Corp.	100	3,699
Bright Horizons Family Solutions, Inc. (a)	57	2,379
ITT Educational Services, Inc. (a)	201,700	13,372,710
Princeton Review, Inc. (a)	29	150
Raffles Education Corp. Ltd.	367,000	586,923
Service Corp. International (SCI)	100	934
		13,966,795
Hotels, Restaurants & Leisure - 1.0%
Accor SA	101,700	6,931,910
Chipotle Mexican Grill, Inc. Class A	100	4,967
Indian Hotels Co. Ltd.	100	3,024
Krispy Kreme Doughnuts, Inc. (a)	100	810
Kuoni Reisen Holding AG Class B (Reg.)	100	51,428
Kyoritsu Maintenance Co. Ltd.	120	2,778
Minor International PCL (For. Reg.)	2,533,010	643,957
OSI Restaurant Partners, Inc.	100	3,171
P.F. Chang's China Bistro, Inc. (a)	100	3,471
Red Robin Gourmet Burgers, Inc. (a)	142,900	6,589,119
Ruby Tuesday, Inc.	100	2,819
Shangri-La Hotels & Resorts	100	222
Sonic Corp. (a)	1,273,188	28,786,769
St. Marc Holdings Co. Ltd.	353,700	22,603,029

	Shares	Value
TAJ GVK Hotels & Resorts Ltd.	297,699	$ 1,454,038
Texas Roadhouse, Inc. Class A (a)	100	1,228
		67,082,740
Household Durables - 0.8%
Alba PLC	26	122
Chitaly Holdings Ltd.	528,000	54,219
Corporacion Geo SA de CV Series B (a)	100	421
Cyrela Brazil Realty SA	195,900	3,332,647
Daito Trust Construction Co. (d)	248,200	13,466,181
George Wimpey PLC	100	970
Leggett & Platt, Inc.	223,200	5,586,696
Makita Corp. sponsored ADR	100	2,972
Nihon Eslead Corp. (d)	262,700	7,915,798
Rational AG	100	19,218
Samson Holding Ltd.	100	48
Sekisui House Ltd.	989,000	14,959,100
Skyworth Digital Holdings Ltd.	2,052	237
Snap-On, Inc.	100	4,455
Techtronic Industries Co. Ltd.	500	738
The Stanley Works	225,900	11,261,115
Woongjin Coway Co. Ltd.	17,380	424,261
		57,029,198
Internet & Catalog Retail - 0.1%
ASKUL Corp. (d)	207,600	4,059,046
VistaPrint Ltd.	100	2,594
		4,061,640
Leisure Equipment & Products - 0.5%
Giant Manufacturing Co. Ltd.	512,000	804,108
Jumbo SA	862,219	13,076,824
Li Ning Co. Ltd.	2,000	2,285
Marvel Entertainment, Inc. (a)	86,100	2,078,454
Mega Brands, Inc. (a)	100	2,093
Nidec Copal Corp.	100	1,119
Oakley, Inc.	455,400	7,764,570
Pool Corp.	117,800	4,535,300
SHIMANO, Inc.	100	2,793
Trigano SA	210,800	9,500,392
		37,767,938
Media - 1.7%
Alloy, Inc. (a)	12,400	146,444
Astral Media, Inc. Class A (non-vtg.)	268,500	9,664,511
Austar United Communications Ltd.	100	87
Balaji Telefilms Ltd.	100	298
Clear Media Ltd. (a)	243,000	271,364
E.W. Scripps Co. Class A	100	4,793
Getty Images, Inc. (a)(d)	166,600	8,276,688
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,126
Harris Interactive, Inc. (a)	2,431,067	14,829,509
News Corp. Class A	204	4,009
Omnicom Group, Inc.	780,648	73,068,653
Radio One, Inc. Class D (non-vtg.) (a)	1,352,628	8,453,925
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Reuters Group PLC sponsored ADR	100	$ 4,864
Trader Classified Media NV:
(A Shares)	100	161
Class A (NY Shares)	76,800	134,400
Usen Corp.	100	809
Zee Telefilms Ltd.	88	588
		114,863,229
Multiline Retail - 0.6%
Don Quijote Co. Ltd.	300	6,348
JCPenney Co., Inc.	100	6,839
Lifestyle International Holdings Ltd.	2,328,500	4,602,812
Lojas Renner SA	117,000	6,779,957
Nordstrom, Inc.	436,200	18,451,260
Pantaloon Retail India Ltd.	38,900	1,861,534
Parkson Retail Group Ltd.	500	1,852
PT Mitra Adiperkasa Tbk	1,553,000	168,713
Ryohin Keikaku Co. Ltd.	92,300	6,523,382
Shopper's Stop Ltd.	200,100	2,532,604
		40,935,301
Specialty Retail - 1.6%
Asahi Co. Ltd.	200	2,859
Blacks Leisure Group PLC	100	753
Build-A-Bear Workshop, Inc. (a)(d)	606,800	13,816,836
CarMax, Inc. (a)	200	8,342
Charming Shoppes, Inc. (a)	100	1,428
Chico's FAS, Inc. (a)	897,900	19,331,787
China Paradise Electronics Retail Ltd.	567,900	151,622
Chow Sang Sang Holdings International Ltd.	2,000	1,114
DSG International PLC	5,601,500	22,963,744
DSG International PLC sponsored ADR	100	1,230
DSW, Inc. Class A (a)	100	3,150
Esprit Holdings Ltd.	500	4,560
Fantastic Holdings Ltd.	110	258
Gamestop Corp. Class B (a)	465,700	20,821,447
GOME Electrical Appliances Holdings Ltd.	100	81
Guess?, Inc. (a)	100	4,853
Hennes & Mauritz AB (H&M) (B Shares)	100	4,183
Inditex SA	354,500	16,525,144
JB Hi-Fi Ltd.	100	387
Lewis Group Ltd.	724,400	4,417,754
Nitori Co. Ltd.	100	4,528
Pendragon PLC	100	934
RONA, Inc. (a)	100	1,894
Ross Stores, Inc.	82	2,084
Tiffany & Co., Inc.	243,700	8,090,840

	Shares	Value
Williams-Sonoma, Inc.	100	$ 3,239
Yamada Denki Co. Ltd.	60,800	6,093,123
		112,258,174
Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.	5,322,700	69,335,435
Billabong International Ltd.	38,124	416,290
Crocs, Inc. (d)	498,700	16,930,865
Folli Follie SA	80	2,323
Gildan Activewear, Inc. Class A (a)	200	9,721
Luxottica Group Spa sponsored ADR	100	2,943
NIKE, Inc. Class B	100	8,762
Polo Ralph Lauren Corp. Class A	100	6,469
Ports Design Ltd.	2,687,500	4,139,578
Quiksilver, Inc. (a)	68	826
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	318,108	7,478,719
Ted Baker PLC	1,365,208	12,637,448
The Swatch Group AG (Bearer)	100	19,323
Tod's Spa	100	7,910
Under Armour, Inc. Class A (sub. vtg.)	18,700	748,374
Welspun India Ltd. (a)	27,489	57,842
Yue Yuen Industrial Holdings Ltd.	1,396,300	4,337,309
		116,140,137
TOTAL CONSUMER DISCRETIONARY		595,454,591
CONSUMER STAPLES - 4.8%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	3,285
Brick Brewing Co. Ltd. (a)	100	213
C&C Group PLC	43,900	596,221
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	4,538
sponsored ADR	20	802
Fomento Economico Mexicano SA de CV sponsored ADR	18,600	1,803,084
Grupo Modelo SA de CV Series C	142,600	618,539
Hansen Natural Corp. (a)	400	12,992
Jones Soda Co. (a)	45,559	407,753
MGP Ingredients, Inc.	200	4,254
Pernod Ricard SA	100	20,810
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	4,043
Yantai Changyu Pioneer Wine Co. (B Shares)	130	408
		3,476,942
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,134
Daikokutenbussan Co. Ltd.	79,000	1,805,409
Heng Tai Consumables Group Ltd.	22,257,200	1,856,993
Lianhua Supermarket Holdings Co. (H Shares)	356,000	411,262
Metro AG	297,000	17,358,679
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Performance Food Group Co. (a)	939,860	$ 26,400,667
Plant Co. Ltd.	127,000	456,854
Pyaterochka Holding NV GDR (a)	100	1,985
Valor Co. Ltd.	359,800	6,243,091
Wal-Mart de Mexico SA de CV sponsored ADR	202	6,868
Whole Foods Market, Inc.	100	5,943
		54,549,885
Food Products - 2.1%
Alico, Inc.	33,952	1,986,532
Archer-Daniels-Midland Co.	267,600	10,136,688
Barry Callebaut AG	85	40,518
Britannia Industries Ltd.	25,116	611,006
Campbell Soup Co.	100	3,650
Chaoda Modern Agriculture (Holdings) Ltd.	1,000	612
China Mengniu Dairy Co. Ltd.	100	168
China Yurun Food Group Ltd.	1,000	832
COFCO International Ltd.	2,000	1,348
Corn Products International, Inc.	678,704	22,085,028
Green Mountain Coffee Roasters, Inc. (a)	100	3,680
Groupe Danone	466,900	65,542,801
Groupe Danone sponsored ADR	81,700	2,419,954
Heritage Foods (INDIA) Ltd.	100	304
Hormel Foods Corp.	100	3,598
IAWS Group PLC (Ireland)	25,450	472,479
Lindt & Spruengli AG	682	16,254,979
McCormick & Co., Inc. (non-vtg.)	312,200	11,857,356
Peet's Coffee & Tea, Inc. (a)	100	2,501
PT Indofood Sukses Makmur Tbk	16,859,000	2,289,389
Rocky Mountain Chocolate Factory, Inc.	100	1,357
Saskatchewan Wheat Pool, Inc. (a)	750,600	4,726,709
Seaboard Corp.	4,609	5,553,845
Want Want Holdings Ltd.	1,000	1,550
Wimm-Bill-Dann Foods OJSC sponsored ADR	31,900	1,420,188
Wm. Wrigley Jr. Co.	100	4,606
		145,421,678
Household Products - 0.0%
Hindustan Lever Ltd.	100	562
Kao Corp.	1,000	26,662
		27,224
Personal Products - 1.9%
Amorepacific Corp. (a)	62	28,828
Avon Products, Inc.	272,179	8,345,008
Concern Kalina OJSC:
GDR (f)	21,643	1,050,239
sponsored ADR	21,300	1,033,595
Godrej Consumer Products Ltd.	359,060	1,437,338
Hengan International Group Co. Ltd.	33,796,200	72,618,894

	Shares	Value
Kose Corp.	110	$ 3,547
Marico Ltd.	100	1,139
Natura Cosmeticos SA	168,300	2,066,645
NBTY, Inc. (a)(d)	1,159,900	33,950,273
Shiseido Co. Ltd. sponsored ADR	321,700	6,385,745
		126,921,251
TOTAL CONSUMER STAPLES		330,396,980
ENERGY - 13.7%
Energy Equipment & Services - 10.4%
BJ Services Co.	312,920	9,428,280
Cameron International Corp. (a)	1,537,500	74,276,625
Carbo Ceramics, Inc.	187,200	6,744,816
Core Laboratories NV (a)	1,115,800	71,188,040
ENSCO International, Inc.	47,200	2,068,776
FMC Technologies, Inc. (a)	340,900	18,306,330
Global Industries Ltd. (a)	4,466,871	69,504,513
GlobalSantaFe Corp.	375,950	18,793,741
Grant Prideco, Inc. (a)	994,500	37,820,835
Metretek Technologies, Inc. (a)	100	1,194
Noble Corp.	1,860,100	119,381,218
NS Group, Inc. (a)	100	6,455
Oceaneering International, Inc. (a)	200	6,160
Parker Drilling Co. (a)	3,435,055	24,320,189
Pason Systems, Inc.	3,397,700	47,958,948
Pride International, Inc. (a)	170,700	4,680,594
Smith International, Inc.	2,777,520	107,767,776
Superior Energy Services, Inc. (a)	1,538,785	40,408,494
Transocean, Inc. (a)	229,300	16,791,639
W-H Energy Services, Inc. (a)	662,472	27,472,714
Weatherford International Ltd. (a)	298,300	12,445,076
		709,372,413
Oil, Gas & Consumable Fuels - 3.3%
Arch Coal, Inc.	401,530	11,608,232
Aurora Oil & Gas Corp. (a)	1,189,899	3,641,091
Cabot Oil & Gas Corp.	179,800	8,617,814
Cameco Corp. (d)	123,400	4,495,802
Canadian Natural Resources Ltd.	160,300	7,304,157
Carrizo Oil & Gas, Inc. (a)	416,440	10,739,988
China Petroleum & Chemical Corp. sponsored ADR	100	6,192
CONSOL Energy, Inc.	629,400	19,970,862
Forest Oil Corp. (a)	397,600	12,560,184
Frontier Oil Corp.	658,100	17,492,298
Golar LNG Ltd. (NASDAQ) (a)	21,393	278,109
Helix Energy Solutions Group, Inc. (a)	367,000	12,257,800
Hess Corp.	859,300	35,592,206
Houston Exploration Co. (a)	395,700	21,822,855
JKX Oil & Gas	91	499
Niko Resources Ltd.	100	5,948
Noble Energy, Inc.	258,100	11,766,779
OPTI Canada, Inc. (a)	200	3,202
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	100	$ 3,678
PetroChina Co. Ltd. sponsored ADR	100	10,765
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	7,484
sponsored ADR	100	8,383
Rentech, Inc. (a)	100	463
Southwestern Energy Co. (a)	100	2,987
Sunoco, Inc.	101,500	6,312,285
Surgutneftegaz JSC sponsored ADR	100	6,520
Tesoro Corp.	212,900	12,343,942
The Exploration Co. of Delaware, Inc. (a)	211,100	2,020,227
Ultra Petroleum Corp. (a)	489,900	23,569,089
Valero Energy Corp.	57,822	2,976,098
VeraSun Energy Corp.	100	1,605
		225,427,544
TOTAL ENERGY		934,799,957
FINANCIALS - 9.6%
Capital Markets - 2.2%
A.G. Edwards, Inc.	169,200	9,014,976
AllianceBernstein Holding LP	893,900	61,670,161
Ameriprise Financial, Inc.	735,020	34,472,438
Azimut Holdings Spa	907,400	10,359,518
Deutsche Bank AG (NY Shares)	100	12,070
EFG International	100	3,287
Espirito Santo Financial Group SA	100	2,841
Indiabulls Financial Services Ltd.	300	2,705
JAFCO Co. Ltd.	66,100	3,334,513
Korea Investment Holdings Co. Ltd.	232,080	10,042,981
Marusan Securities Co. Ltd.	1,331,600	17,920,724
Matsui Securities Co. Ltd.	100	834
New Star Asset Management Ltd.	100	769
Nuveen Investments, Inc. Class A	100	5,123
T. Rowe Price Group, Inc.	400	19,140
TD Ameritrade Holding Corp.	100	1,885
W.P. Carey & Co. LLC	8,000	220,080
		147,084,045
Commercial Banks - 1.1%
Allahabad Bank	1,142,127	2,209,925
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	5,300	158,682
sponsored ADR (non-vtg.)	97,700	2,931,000
Banco Pastor SA	100	1,532
Bank of Ayudhya PCL (For. Reg.)	304,800	139,560
Bank of Baroda	1,044,482	6,914,019
Bank of Fukuoka Ltd.	1,608,600	11,804,614
Bank of India	1,345,338	4,759,658
Boston Private Financial Holdings, Inc.	195	5,437
Canara Bank	273,867	1,736,624
Capitalia Spa	79	655

	Shares	Value
Cathay General Bancorp	20	$ 722
Commerce Bancorp, Inc., New Jersey	100	3,671
Corp. Bank	230,369	2,082,326
DnB Nor ASA	100	1,224
Fulton Financial Corp.	13	210
HDFC Bank Ltd. sponsored ADR	100	6,105
Hiroshima Bank Ltd.	1,082,900	6,379,435
Hokuhoku Financial Group, Inc.	100	377
ICICI Bank Ltd. sponsored ADR	4,000	122,840
Industrial & Commercial Bank of China (Asia) Ltd.	938,000	1,635,042
Juroku Bank Ltd.	1,155,400	6,855,435
Lakeland Financial Corp.	200	4,702
Oriental Bank of Commerce	52,856	324,593
OTP Bank Rt.	100	3,153
PrivateBancorp, Inc.	66,700	3,049,524
PT Bank Central Asia Tbk	500	262
Punjab National Bank	274,219	3,340,932
Sberbank (Savings Bank of the Russian Federation) GDR	100	25,235
Siam City Bank PLC (For. Reg.)	236,300	125,180
State Bancorp, Inc., New York	6	123
State Bank of India	95,126	2,557,225
Sumitomo Trust & Banking Co. Ltd. (d)	811,000	8,484,455
The Keiyo Bank Ltd.	806,400	4,538,965
UCO Bank (a)	1,431,669	709,738
Uniao de Bancos Brasileiros SA (Unibanco) GDR	23,400	1,731,600
Union Bank of India	136,229	413,745
UTI Bank Ltd.	279,300	2,312,963
Vijaya Bank Ltd.	436,403	555,249
Wintrust Financial Corp.	100	5,015
		75,931,752
Consumer Finance - 0.2%
Advanta Corp.:
Class A	246,470	8,372,586
Class B	221,500	8,173,350
		16,545,936
Diversified Financial Services - 0.6%
Bank of America Corp.	277,600	14,871,032
Financial Technology (India) Ltd.	78	2,934
Hong Kong Exchanges & Clearing Ltd.	100	730
Infrastructure Development Finance Co. Ltd.	100	148
IntercontinentalExchange, Inc.	203,200	15,254,224
Kotak Mahindra Bank Ltd.	611,358	4,451,338
Moody's Corp.	53	3,465
PICO Holdings, Inc. (a)	100	3,255
TSX Group, Inc.	203,300	8,914,322
		43,501,448
Insurance - 3.6%
Admiral Group PLC	416,000	6,455,682
AFLAC, Inc.	1,151,600	52,697,216
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	386,200	$ 25,589,612
Assurant, Inc.	1,880,200	100,421,482
Baloise Holdings AG (Reg.)	100	9,814
Brown & Brown, Inc.	100	3,056
China Life Insurance Co. Ltd. ADR	100	7,816
Genworth Financial, Inc. Class A (non-vtg.)	100	3,501
Milano Assicurazioni Spa	1,021,400	7,565,481
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	2,398,000	8,618,536
Power Financial Corp.	100	3,034
Principal Financial Group, Inc.	100	5,428
Progressive Corp.	622,224	15,269,377
Protective Life Corp.	73,900	3,380,925
Reinsurance Group of America, Inc.	456,500	23,706,045
UNIPOL Assicurazioni Spa	100	336
Universal American Financial Corp. (a)	10,356	166,421
USI Holdings Corp. (a)	100	1,355
W.R. Berkley Corp.	1	27
		243,905,144
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	13,900	775,064
Equity Residential (SBI)	166,000	8,396,280
General Growth Properties, Inc.	168,900	8,048,085
K-REIT Asia	20	22
Multiplex Group unit	5,589,000	14,663,479
Plum Creek Timber Co., Inc.	100	3,404
Weingarten Realty Investors (SBI)	161,300	6,939,126
		38,825,460
Real Estate Management & Development - 1.3%
Aeon Mall Co. Ltd. (d)	382,000	20,175,885
AV Jennings Homes Ltd.	104	88
British Land Co. PLC	257,900	6,585,063
CapitaLand Ltd.	1,914,000	6,085,755
Derwent Valley Holdings PLC	190,400	6,504,652
Joint Corp.	200	6,839
Keppel Land Ltd.	100	312
Kerry Properties Ltd.	7,482,496	27,372,701
Land Securities Group PLC	131,400	4,840,773
Mitsui Fudosan Co. Ltd.	31,000	704,516
NTT Urban Development Co.	495	3,955,140
Shanghai Forte Land Co. Ltd. (H Shares)	1,022,000	356,817
Shun Tak Holdings Ltd.	530,200	624,754
Songbird Estates PLC Class B	156,800	684,640
Tokyu Land Corp.	1,125,000	10,664,861
		88,562,796
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	84	2,813
TOTAL FINANCIALS		654,359,394

	Shares	Value
HEALTH CARE - 13.0%
Biotechnology - 0.5%
Alexion Pharmaceuticals, Inc. (a)	100	$ 3,398
Alnylam Pharmaceuticals, Inc. (a)	121,900	1,756,579
BioCryst Pharmaceuticals, Inc. (a)(d)	832,314	10,378,956
Biogen Idec, Inc. (a)	252,200	11,268,296
BioMarin Pharmaceutical, Inc. (a)	430,718	6,129,117
Celgene Corp. (a)	100	4,330
CSL Ltd.	83	3,343
Cubist Pharmaceuticals, Inc. (a)	100	2,174
CuraGen Corp. (a)	100	344
CytRx Corp. (a)	100	128
deCODE genetics, Inc. (a)	100	550
Genentech, Inc. (a)	100	8,270
Genitope Corp. (a)	100	292
Human Genome Sciences, Inc. (a)	8,499	98,078
Myriad Genetics, Inc. (a)	194,700	4,799,355
Orchid Cellmark, Inc. (a)	100	232
Pro-Pharmaceuticals, Inc. (a)	100	82
Seattle Genetics, Inc. (a)	100	486
Sino Biopharmaceutical Ltd.	4,000	606
Sirna Therapeutics, Inc. (a)(d)	117,399	653,912
Telik, Inc. (a)	100	1,779
Theravance, Inc. (a)	100	2,704
		35,113,011
Health Care Equipment & Supplies - 0.9%
ArthroCare Corp. (a)	100	4,686
Beckman Coulter, Inc.	232,800	13,399,968
bioMerieux SA	100	6,353
Biophan Technologies, Inc. (a)	100	92
C.R. Bard, Inc.	217,900	16,342,500
Clarient, Inc. (a)	100	82
Cytyc Corp. (a)	100	2,448
Edwards Lifesciences Corp. (a)	202,900	9,453,111
Endocare, Inc. (a)	144,600	289,200
Fresenius AG	100	17,506
Gen-Probe, Inc. (a)	100	4,689
Hospira, Inc. (a)	100	3,827
IDEXX Laboratories, Inc. (a)	42,500	3,873,450
Immucor, Inc. (a)	615,406	13,791,248
Kinetic Concepts, Inc. (a)	100	3,146
Kyphon, Inc. (a)	100	3,742
LifeCell Corp. (a)	100	3,222
NMT Medical, Inc. (a)	100	1,545
NuVasive, Inc. (a)	100	2,011
Optos PLC	100	346
Somanetics Corp. (a)	100	1,996
St. Jude Medical, Inc. (a)	100	3,529
Vital Signs, Inc.	103,602	5,864,909
		63,073,606
Health Care Providers & Services - 2.2%
Acibadem Saglik Hizmetleri AS	100	1,070
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Aetna, Inc.	100	$ 3,955
Apollo Hospitals Enterprise Ltd.	112,354	1,167,952
Brookdale Senior Living, Inc.	548,600	25,466,012
Caremark Rx, Inc.	185,706	10,523,959
Dynacq Healthcare, Inc. (a)	100	255
Health Net, Inc. (a)	100	4,352
Humana, Inc. (a)	298,300	19,714,647
Lincare Holdings, Inc. (a)	367,300	12,723,272
National Research Corp.	100	2,550
Ramsay Health Care Ltd.	100	749
ResCare, Inc. (a)(e)	1,725,175	34,658,766
Sonic Healthcare Ltd.	100	982
Symbion, Inc. (a)(e)	1,321,748	24,267,293
VCA Antech, Inc. (a)	511,320	18,438,199
		146,974,013
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)	100	2,245
Cerner Corp. (a)	100	4,540
Eclipsys Corp. (a)	66,489	1,190,818
Emdeon Corp. (a)	3,621,991	42,413,515
IMS Health, Inc.	1,982,100	52,803,144
Merge Technologies, Inc. (a)	200	1,376
TriZetto Group, Inc. (a)	91,116	1,379,496
		97,795,134
Life Sciences Tools & Services - 5.6%
Applera Corp. - Celera Genomics Group (a)	100	1,392
Bachem Holding AG (B Shares)	100	6,630
Bio-Imaging Technologies, Inc. (a)	100	423
Bio-Rad Laboratories, Inc. Class A (a)	9,500	671,935
Cambrex Corp.	100	2,071
Covance, Inc. (a)	596,600	39,602,308
Dionex Corp. (a)	100	5,094
Evotec OAI AG (a)	100	408
Exelixis, Inc. (a)	74	645
Fisher Scientific International, Inc. (a)	156,700	12,260,208
Harvard Bioscience, Inc. (a)	1,462,135	6,579,608
ICON PLC sponsored ADR	199,126	14,054,313
Illumina, Inc. (a)	100	3,304
Invitrogen Corp. (a)	380,630	24,135,748
Millipore Corp. (a)	409,100	25,077,830
PAREXEL International Corp. (a)	447,875	14,820,184
PRA International (a)	39,200	1,046,248
QIAGEN NV (a)	6,067,300	96,106,032
Thermo Electron Corp. (a)	3,477,600	136,774,008
Waters Corp. (a)	266,920	12,086,138
		383,234,527
Pharmaceuticals - 2.3%
Allergan, Inc.	128,188	14,435,251
Boiron SA	55	1,245

	Shares	Value
Chugai Pharmaceutical Co. Ltd.	100	$ 2,150
Cipla Ltd.	250	1,433
Connetics Corp. (a)	760,388	8,288,229
Daiichi Sankyo Co. Ltd.	100	2,836
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	70,600	1,116,892
Eisai Co. Ltd. sponsored ADR	100	4,800
Endo Pharmaceuticals Holdings, Inc. (a)	2,031,114	66,112,761
Forest Laboratories, Inc. (a)	441,400	22,339,254
Johnson & Johnson	660,400	42,886,376
New River Pharmaceuticals, Inc. (a)(d)	143,647	3,696,037
Pfizer Ltd.	100	2,011
Ranbaxy Laboratories Ltd. sponsored GDR	75	708
Roche Holding AG (participation certificate)	149	25,765
SuperGen, Inc. (a)	100	466
Valeant Pharmaceuticals International	100	1,978
		158,918,192
TOTAL HEALTH CARE		885,108,483
INDUSTRIALS - 13.5%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc. (a)	161,200	13,066,872
CAE, Inc.	1,045,200	8,909,840
Ceradyne, Inc. (a)	20,424	839,222
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,927
Esterline Technologies Corp. (a)	536,691	18,118,688
General Dynamics Corp.	200	14,334
Precision Castparts Corp.	100	6,316
Rockwell Collins, Inc.	100	5,484
		40,964,683
Air Freight & Logistics - 0.1%
Business Post Group PLC	200	1,565
Expeditors International of Washington, Inc.	114,700	5,113,326
		5,114,891
Airlines - 0.8%
ACE Aviation Holdings, Inc. Class A (a)	899,700	27,813,079
Air China Ltd. (H Shares)	2,000	863
Alaska Air Group, Inc. (a)	511,844	19,470,546
easyJet PLC (a)	100	910
TAM SA (PN) sponsored ADR (ltd. vtg.)	240,400	7,668,760
		54,954,158
Building Products - 0.2%
American Woodmark Corp. (d)	484,194	16,312,496
Duratex SA	100	869
Trex Co., Inc. (a)	100	2,416
		16,315,781
Commercial Services & Supplies - 0.7%
Bennett Environmental, Inc. (a)	100	112
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Bio-Treat Technology Ltd.	940,300	$ 417,385
ChoicePoint, Inc. (a)	121,300	4,342,540
Cintas Corp.	301,925	12,327,598
Equifax, Inc.	541,511	19,878,869
GFK AG	20	859
Intertek Group PLC	436,200	6,369,048
Midas International Holdings Ltd.	4,166,000	213,897
Monster Worldwide, Inc. (a)	100	3,619
Ritchie Brothers Auctioneers, Inc.	100	5,361
Robert Half International, Inc.	100	3,397
Sinomem Technology Ltd.	1,589,000	905,427
Tele Atlas NV (a)	65,600	1,123,029
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	2,000	506
United Envirotech Ltd.	1,000	186
		45,591,833
Construction & Engineering - 0.7%
Arcadis NV	9,700	426,338
Arcadis NV (NY Shares)	200	8,718
Fluor Corp.	184,200	14,163,138
IVRCL Infrastructures & Projects Ltd.	488,326	2,706,642
Jacobs Engineering Group, Inc. (a)	257,070	19,210,841
Larsen & Toubro Ltd.	200	5,558
LG Engineering & Construction Co. Ltd.	29,690	2,077,013
Orascom Construction Industries SAE GDR	100	8,680
PTC India Ltd.	100	126
Quanta Services, Inc. (a)	30,500	514,230
Shaw Group, Inc. (a)	134,900	3,189,036
SNC-Lavalin Group, Inc.	300	7,718
Taihei Dengyo Kaisha Ltd.	348,000	2,209,150
		44,527,188
Electrical Equipment - 1.4%
AstroPower, Inc. (a)	100	0
C&D Technologies, Inc.	100	710
Cooper Industries Ltd. Class A	404,100	34,437,402
Crompton Greaves Ltd.	299,515	1,611,716
Energy Conversion Devices, Inc. (a)	100	3,704
Fujikura Ltd.	1,000	10,944
II-VI, Inc. (a)	23,186	577,795
Johnson Electric Holdings Ltd. sponsored ADR	100	870
Jyoti Structures Ltd.	500	1,252
KEC International Ltd.	100	572
Q-Cells AG	200	8,192
Rockwell Automation, Inc.	424,150	24,643,115
Roper Industries, Inc.	77,600	3,471,824
Shanghai Electric (Group) Corp. (H Shares)	2,000	673

	Shares	Value
Solar Integrated Technologies, Inc. (a)	258,000	$ 140,059
SolarWorld AG (d)	590,000	32,418,596
		97,327,424
Industrial Conglomerates - 0.6%
Aditya Birla Nuvo Ltd.	100	1,898
Fu Sheng Industrial Co. Ltd.	2,139,320	2,002,988
General Electric Co.	957,400	33,796,220
Hutchison Whampoa Ltd. ADR	100	4,425
Max India Ltd. (a)	167,246	2,927,627
NWS Holdings Ltd.	1,820,500	3,771,556
Shanghai Industrial Holdings Ltd. (H Shares)	1,000	1,889
		42,506,603
Machinery - 7.7%
A.S.V., Inc. (a)	100	1,491
AGCO Corp. (a)(e)	7,069,523	179,212,399
Badger Meter, Inc.	438,955	11,057,276
Bucher Holding AG	500	47,589
China Metal International Holdings, Inc.	2,000	706
China Yuchai International Ltd. (a)	100	567
Circor International, Inc.	100	3,055
Crane Co.	305,800	12,782,440
Danaher Corp.	100	6,867
Deere & Co.	956,700	80,276,697
Dover Corp.	302,400	14,345,856
Eicher Motors Ltd.	240,630	1,559,970
Flowserve Corp. (a)	718,000	36,323,620
Graco, Inc.	100	3,906
Harsco Corp.	1,535,839	119,257,898
Hexagon AB (B Shares)	100	3,453
Hyflux Ltd.	100	145
Jain Irrigation Systems Ltd.	100	603
Joy Global, Inc.	344,600	12,960,406
JTEKT Corp.	1,000	19,383
KCI Konecranes Oyj	100	1,898
Komax Holding AG (Reg.)	100	9,958
Krones AG	2,900	382,753
MAN AG	116,900	9,893,597
MMI Holdings Ltd.	13,426,000	8,411,062
PACCAR, Inc.	150	8,553
Pentair, Inc.	760,800	19,925,352
Railpower Technologies Corp. (a)	100	159
Schindler Holding AG (Reg.)	1,000	52,827
Tata Motors Ltd.	527,464	9,926,091
Tata Motors Ltd. sponsored ADR (d)	10,100	187,658
Terex Corp. (a)	186	8,411
Titan International, Inc.	268,400	4,852,672
Valmont Industries, Inc.	84,600	4,420,350
Watts Water Technologies, Inc. Class A	100	3,176
		525,948,844
Marine - 0.0%
Hanjin Shipping Co. Ltd.	80	1,995
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	100	$ 7,344
Con-way, Inc.	215,400	9,654,228
CSX Corp.	498,400	16,362,472
Guangshen Railway Co. Ltd. sponsored ADR	100	2,150
Knight Transportation, Inc.	225	3,814
		26,030,008
Trading Companies & Distributors - 0.2%
Fastenal Co.	141,700	5,465,369
GATX Corp.	222,200	9,192,414
MSC Industrial Direct Co., Inc. Class A	77	3,137
Richelieu Hardware Ltd.	100	1,879
STB Leasing Co. Ltd.	100	1,257
WESCO International, Inc. (a)	100	5,803
		14,669,859
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,412
Hopewell Holdings Ltd.	1,667,000	4,750,233
Hopewell Holdings Ltd. sponsored ADR	100	290
Macquarie Infrastructure Group unit	100	239
Sea Containers Ltd. Class B (a)	7,900	9,638
Sydney Roads Group unit	33	27
		4,761,839
TOTAL INDUSTRIALS		918,715,106
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.2%
Adtran, Inc.	426,491	10,167,545
AudioCodes Ltd. (a)	100	939
CommScope, Inc. (a)	100	3,286
Comtech Telecommunications Corp. (a)	150	5,022
Foxconn International Holdings Ltd. (a)	1,000	3,081
Harris Corp.	100	4,449
Juniper Networks, Inc. (a)	7,984,196	137,966,907
Option NV (a)	360	7,259
QUALCOMM, Inc.	95,800	3,482,330
Zyxel Communications Corp.	1,038,470	1,353,367
		152,994,185
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	688,200	53,012,046
Compal Electronics, Inc.	1,145	1,013
Creative Technology Ltd. (NASDAQ)	100	650
Gemalto NV (a)	16	343
Hypercom Corp. (a)	1,705,850	11,565,663
Intermec, Inc. (a)	100	2,636
Logitech International SA (Reg.) (a)	200	4,343
Moser-Baer India Ltd.	200	909
Oberthur Card Systems (d)	683,600	4,091,641
Psion PLC	33	72

	Shares	Value
SanDisk Corp. (a)	20	$ 1,071
Unisteel Technology Ltd.	1,976,500	2,551,125
Xyratex Ltd. (a)	18,700	356,422
		71,587,934
Electronic Equipment & Instruments - 3.2%
Amphenol Corp. Class A	100	6,193
CDW Corp.	1,501,247	92,596,915
CellStar Corp. (a)	100	319
Coherent, Inc. (a)	18,300	634,278
Daktronics, Inc.	200	4,138
Excel Technology, Inc. (a)	100	2,959
Hana Microelectronics PCL (For. Reg.)	509,400	376,304
Hon Hai Precision Industry Co. Ltd. (Foxconn)	715	4,351
Ibiden Co. Ltd.	117,600	6,211,215
Iteris, Inc. (a)	100	249
Itron, Inc. (a)	301,036	16,797,809
KEMET Corp. (a)	1,837,000	14,824,590
Meiko Electronics Co. Ltd.	100	3,978
Mettler-Toledo International, Inc. (a)	982,000	64,959,300
Molex, Inc.	267,700	10,432,269
MTS Systems Corp.	100	3,234
Nippon Electric Glass Co. Ltd.	362,000	7,981,802
Robotic Vision Systems, Inc. (a)	100	1
Rogers Corp. (a)	100	6,175
ScanSource, Inc. (a)	200	6,066
Sunpower Corp. Class A	100	2,774
Symbol Technologies, Inc.	189	2,809
Universal Display Corp. (a)	100	1,103
Vishay Intertechnology, Inc. (a)	29,500	414,180
Yageo Corp. sponsored GDR (a)	100	195
		215,273,206
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	149,300	7,463,507
Answers Corp. (a)	100	1,090
aQuantive, Inc. (a)	11	260
Art Technology Group, Inc. (a)	5,208,000	13,332,480
Baidu.com, Inc. sponsored ADR (a)	100	8,754
CNET Networks, Inc. (a)	100	958
eCollege.com (a)	100	1,599
Iliad Group SA	67,500	4,853,336
LoopNet, Inc.	100	1,266
NetRatings, Inc. (a)	100	1,423
RealNetworks, Inc. (a)	1,087,104	11,534,173
Sify Ltd. sponsored ADR (a)	100	917
Tencent Holdings Ltd.	1,185,000	2,728,771
ValueClick, Inc. (a)	459,300	8,515,422
VeriSign, Inc. (a)	190,764	3,853,433
WebEx Communications, Inc. (a)	754,504	29,440,746
		81,738,135
IT Services - 0.6%
CheckFree Corp. (a)	100	4,132
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	151,700	$ 11,234,902
Hewitt Associates, Inc. Class A (a)	853,205	20,698,753
Northgate Information Solutions PLC	5,898,100	8,943,168
Patni Computer Systems Ltd. sponsored ADR	11,900	226,814
Syntel, Inc.	100	2,265
TALX Corp.	23	564
TietoEnator Oyj	100	2,939
		41,113,537
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	75	2,681
Semiconductors & Semiconductor Equipment - 1.8%
Agere Systems, Inc. (a)	10	149
Altera Corp. (a)	556,564	10,229,646
ARM Holdings PLC sponsored ADR	100	656
ASML Holding NV (NY Shares) (a)	1,808,700	42,106,536
Cambridge Display Technologies, Inc. (a)	100	656
Cymer, Inc. (a)	100	4,391
Ersol Solar Energy AG	100	6,358
FormFactor, Inc. (a)	100	4,213
Freescale Semiconductor, Inc. Class A (a)	100	3,805
KLA-Tencor Corp.	100	4,447
MEMC Electronic Materials, Inc. (a)	862,800	31,604,364
Renewable Energy Corp. AS	100	1,548
Saifun Semiconductors Ltd.	3,700	106,893
Silicon Image, Inc. (a)	311,900	3,967,368
Teradyne, Inc. (a)	422,600	5,561,416
Veeco Instruments, Inc. (a)	936,896	18,878,454
Zoran Corp. (a)	466,000	7,493,280
		119,974,180
Software - 1.1%
Activision, Inc. (a)	1	15
Autonomy Corp. PLC (a)	200	1,736
Blackbaud, Inc.	100	2,199
Citrix Systems, Inc. (a)	410,200	14,853,342
Cognos, Inc. (a)	105,000	3,832,500
FactSet Research Systems, Inc.	150	7,286
Hyperion Solutions Corp. (a)	100	3,448
Informatica Corp. (a)	100	1,359
Intuit, Inc. (a)	200	6,418
Manhattan Associates, Inc. (a)	358,619	8,657,063
Midway Games, Inc. (a)	100	878
Napster, Inc. (a)	100	427
NAVTEQ Corp. (a)	100	2,611
NDS Group PLC sponsored ADR (a)	100	4,393
Nintendo Co. Ltd.	100	20,602
Nuance Communications, Inc. (a)	100	817
Open Solutions, Inc. (a)	962,957	27,742,791
Quality Systems, Inc. (d)	146,171	5,669,973

	Shares	Value
Salesforce.com, Inc. (a)	100	$ 3,588
Scientific Learning Corp. (a)	100	525
Subex Azure Ltd.	200	1,995
Symantec Corp. (a)	100	2,128
Tata Elxsi Ltd.	100	482
Temenos Group AG (a)	391,573	5,010,932
Ubisoft Entertainment SA (a)	168,800	9,773,764
		75,601,272
TOTAL INFORMATION TECHNOLOGY		758,285,130
MATERIALS - 12.8%
Chemicals - 3.5%
ADA-ES, Inc. (a)	100	1,300
Agrium, Inc.	336,800	9,098,224
Air Products & Chemicals, Inc.	100	6,637
Airgas, Inc.	1,826,572	66,067,109
Albemarle Corp.	565,300	30,712,749
Asian Paints India Ltd.	385,678	5,694,625
Dyno Nobel Ltd.	100	178
Ecolab, Inc. (d)	1,361,700	58,307,994
Filtrona PLC	50	246
JSR Corp.	367,000	8,076,516
Jubilant Organosys Ltd.	500	2,291
Kuraray Co. Ltd.	223,000	2,480,189
Monsanto Co.	200	9,402
Mosaic Co.	100	1,690
Praxair, Inc.	222,700	13,174,932
Quaker Chemical Corp.	100	1,945
Recticel SA	100	1,179
Sasa Dupont Sabanci Polyester Sanayi AS (a)	1	1
Sigma Aldrich Corp.	100	7,567
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	922,000	459,186
sponsored ADR	200	9,950
Syngenta AG sponsored ADR	100	3,018
Tokuyama Corp.	3,037,000	40,615,005
United Phosphorous Ltd.	455	2,427
Valhi, Inc.	51,700	1,202,025
Zoltek Companies, Inc. (a)	100	2,555
		235,938,940
Construction Materials - 0.1%
Eagle Materials, Inc.	127,400	4,290,832
Florida Rock Industries, Inc.	100	3,871
		4,294,703
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	516,000	9,597,600
Essel Propack Ltd.	1,080,401	2,086,951
Pactiv Corp. (a)	337,405	9,589,050
Sealed Air Corp.	100	5,412
		21,279,013
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 8.6%
Agnico-Eagle Mines Ltd.	2,583,930	$ 79,994,470
Agnico-Eagle Mines Ltd. (a)	23,350	342,311
AK Steel Holding Corp. (a)	869,800	10,559,372
Aleris International, Inc. (a)	100	5,054
Barrick Gold Corp.	127,500	3,915,269
Bema Gold Corp. (a)	905,700	3,985,906
BHP Billiton Ltd. sponsored ADR	100	3,788
BlueScope Steel Ltd.	100	483
Century Aluminum Co. (a)	1,156,088	38,902,361
Compania de Minas Buenaventura SA sponsored ADR	479,700	12,951,900
Eldorado Gold Corp. (a)	1,534,600	6,657,552
Equinox Minerals Ltd. (a)	4,770,000	5,930,766
Eurozinc Mining Corp. (a)	3,171,300	7,545,649
FNX Mining Co., Inc. (a)	100	1,118
Freeport-McMoRan Copper & Gold, Inc. Class B	1,285,900	68,487,034
Glamis Gold Ltd. (a)	100	3,930
Goldcorp, Inc.	29,300	690,861
Golden Star Resources Ltd. (a)	1,567,600	4,234,672
Grupo Mexico SA de CV Series B	100	313
Harmony Gold Mining Co. Ltd. (a)	454,800	5,880,564
High River Gold Mines Ltd. (a)	3,911,900	7,803,155
IAMGOLD Corp.	1,739,200	14,701,409
Inco Ltd.	100	7,622
Inmet Mining Corp.	100	3,780
Ivanhoe Mines Ltd. (a)	100	623
Kinross Gold Corp. (a)	11,685,166	146,227,892
Mechel Steel Group OAO sponsored ADR	100	2,030
Meridian Gold, Inc. (a)	100	2,478
Newmont Mining Corp.	2,076,725	88,779,994
Northern Orion Resources, Inc. (a)	100	394
Nucor Corp. (d)	227,900	11,278,771
Oregon Steel Mills, Inc. (a)	100	4,887
Phelps Dodge Corp.	168,200	14,246,540
POSCO sponsored ADR	100	6,493
Sumitomo Metal Mining Co. Ltd.	2,000	26,205
Teck Cominco Ltd. Class B (sub. vtg.)	290,100	18,164,498
United States Steel Corp.	335,500	19,351,640
Vedanta Resources PLC	100	2,177
Xstrata PLC	100	4,131
Zinifex Ltd.	1,734,800	15,193,140
		585,901,232
Paper & Forest Products - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	100	4,977
Cathay Forest Products Corp. (a)	40,100	18,293
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	54,130

	Shares	Value
Lee & Man Paper Manufacturing Ltd. (d)	10,646,000	$ 19,978,374
MAXXAM, Inc. (a)	100	2,730
P.H. Glatfelter Co.	100	1,355
Pope Resources, Inc. LP	100	3,224
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	47
Sino-Forest Corp. (a)	1,034,400	3,950,882
		24,014,012
TOTAL MATERIALS		871,427,900
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	704,700	22,945,032
Covad Communications Group, Inc. (a)	61	91
Level 3 Communications, Inc. (a)	19,137,500	102,385,625
Pipex Communications PLC (a)	100	20
PT Indosat Tbk sponsored ADR	100	2,726
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	3,616
Qwest Communications International, Inc. (a)	8,165,400	71,202,288
Windstream Corp.	306,400	4,041,416
		200,580,814
Wireless Telecommunication Services - 0.2%
America Movil SA de CV Series L sponsored ADR	106,500	4,192,905
MTN Group Ltd.	100	809
NII Holdings, Inc. (a)	36	2,238
Philippine Long Distance Telephone Co.	100	4,528
Telemig Celular Participacoes SA sponsored ADR	100	3,690
USA Mobility, Inc.	428,191	9,779,882
		13,984,052
TOTAL TELECOMMUNICATION SERVICES		214,564,866
UTILITIES - 1.5%
Electric Utilities - 0.0%
Hawaiian Electric Industries, Inc.	100	2,706
Korea Electric Power Corp. sponsored ADR	100	1,955
		4,661
Gas Utilities - 0.6%
AGL Resources, Inc.	789,300	28,809,450
China Gas Holdings Ltd.	2,000	329
Xinao Gas Holdings Ltd.	11,922,000	12,242,367
		41,052,146
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	2,508,800	51,154,432
Black Hills Corp.	184,806	6,211,330
International Power PLC sponsored ADR	100	5,935
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Malakoff BHD	375,200	$ 997,007
NTPC Ltd.	59,000	167,633
		58,536,337
Multi-Utilities - 0.0%
Veolia Environnement sponsored ADR	100	6,038
Water Utilities - 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	14
Guangdong Investment Ltd.	2,000	809
Puncak Niaga Holding BHD	100	77
		900
TOTAL UTILITIES		99,600,082
TOTAL COMMON STOCKS (Cost $5,283,748,018)		6,262,712,489
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	40
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119)		40
Money Market Funds - 12.3%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	715,860,197	$ 715,860,197
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	124,377,827	124,377,827
TOTAL MONEY MARKET FUNDS (Cost $840,238,024)		840,238,024
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $6,123,986,161)	7,102,950,553
NET OTHER ASSETS - (4.2)%	(283,117,762)
NET ASSETS - 100%	$ 6,819,832,791
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,054,533 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,413,113
Fidelity Securities Lending Cash Central Fund	1,417,757
Total	$ 22,830,870
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AGCO Corp.	$ 60,190,525	$ 112,520,726	$ 25,997,239	$ -	$ 179,212,399
Eclipsys Corp.	47,063,766	3,920,926	58,382,741	-	-
Harvard Bioscience, Inc.	11,107,409	-	4,260,150	-	-
IMPCO Technologies, Inc.	9,268,848	-	4,105,721	-	-
Open Solutions, Inc.	25,264,922	25,120,958	29,019,233	-	-
Parker Drilling Co.	59,364,645	18,778,333	32,781,222	-	-
ResCare, Inc.	28,261,042	2,612,625	604,609	-	34,658,766
Stratagene Corp.	14,472,128	-	8,526,404	-	-
Strategic Diagnostics, Inc.	5,392,660	30,264	4,409,478	-	-
Symbion, Inc.	-	30,023,512	-	-	24,267,293
Total	$ 260,385,945	$ 193,007,344	$ 168,086,797	$ -	$ 238,138,458
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $6,138,539,578. Net unrealized appreciation aggregated $964,410,975, of which $1,144,803,498 related to appreciated investment securities and $180,392,523 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2006

VIPVS-QTLY-1106

1.808798.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
Amerigon, Inc. (a)	46,700	$ 401,620
Gentex Corp.	62,400	886,704
Johnson Controls, Inc.	7,100	509,354
		1,797,678
Automobiles - 0.2%
Renault SA	7,600	871,717
Hotels, Restaurants & Leisure - 2.9%
Aristocrat Leisure Ltd.	82,200	863,876
Domino's Pizza, Inc.	83,200	2,134,080
Gaylord Entertainment Co. (a)	44,143	1,935,671
International Game Technology	48,100	1,996,150
OSI Restaurant Partners, Inc.	28,200	894,222
Vail Resorts, Inc. (a)	28,200	1,128,564
WMS Industries, Inc. (a)	90,200	2,634,742
		11,587,305
Household Durables - 2.4%
Ethan Allen Interiors, Inc.	29,200	1,012,072
Fortune Brands, Inc.	13,900	1,044,029
Harman International Industries, Inc.	14,300	1,193,192
Leggett & Platt, Inc.	25,000	625,750
Newell Rubbermaid, Inc.	50,900	1,441,488
Sealy Corp., Inc.	73,800	963,828
Whirlpool Corp.	38,800	3,263,468
		9,543,827
Internet & Catalog Retail - 0.2%
IAC/InterActiveCorp	25,600	736,256
Leisure Equipment & Products - 0.6%
Eastman Kodak Co.	117,300	2,627,520
Media - 2.1%
Focus Media Holding Ltd. ADR (a)	9,700	561,824
Grupo Televisa SA de CV (CPO) sponsored ADR	52,300	1,111,898
Live Nation, Inc. (a)	54,839	1,119,812
McGraw-Hill Companies, Inc.	25,000	1,450,750
Naspers Ltd. Class N sponsored ADR	22,500	347,625
News Corp. Class B	40,800	842,112
NTL, Inc.	84,271	2,143,012
Omnicom Group, Inc.	9,600	898,560
		8,475,593
Multiline Retail - 1.4%
Federated Department Stores, Inc.	32,700	1,412,967
JCPenney Co., Inc.	17,400	1,189,986
Saks, Inc.	122,600	2,118,528
Target Corp.	15,800	872,950
		5,594,431
Specialty Retail - 2.1%
AutoZone, Inc. (a)	18,800	1,942,040
Foot Locker, Inc.	49,500	1,249,875
Lithia Motors, Inc. Class A (sub. vtg.)	7,900	195,288

	Shares	Value
OfficeMax, Inc.	35,800	$ 1,458,492
PETsMART, Inc.	73,800	2,047,950
RadioShack Corp.	24,200	467,060
Staples, Inc.	25,600	622,848
Urban Outfitters, Inc. (a)	41,000	725,290
		8,708,843
Textiles, Apparel & Luxury Goods - 0.5%
Phillips-Van Heusen Corp.	33,800	1,411,826
Quiksilver, Inc. (a)	42,900	521,235
		1,933,061
TOTAL CONSUMER DISCRETIONARY		51,876,231
CONSUMER STAPLES - 4.0%
Beverages - 0.3%
SABMiller PLC	56,600	1,057,405
Food & Staples Retailing - 1.2%
CVS Corp.	22,300	716,276
Rite Aid Corp. (d)	441,900	2,006,226
Sysco Corp.	67,500	2,257,875
		4,980,377
Food Products - 0.9%
Nestle SA sponsored ADR	27,500	2,411,750
Tyson Foods, Inc. Class A	92,900	1,475,252
		3,887,002
Personal Products - 0.5%
Avon Products, Inc.	65,900	2,020,494
Tobacco - 1.1%
Altria Group, Inc.	57,400	4,393,970
TOTAL CONSUMER STAPLES		16,339,248
ENERGY - 7.0%
Energy Equipment & Services - 4.4%
GlobalSantaFe Corp.	37,600	1,879,624
Halliburton Co.	56,600	1,610,270
National Oilwell Varco, Inc. (a)	68,300	3,998,965
Noble Corp.	27,100	1,739,278
Smith International, Inc.	140,900	5,466,920
Transocean, Inc. (a)	42,400	3,104,952
		17,800,009
Oil, Gas & Consumable Fuels - 2.6%
Aurora Oil & Gas Corp. (a)	192,559	589,231
Cabot Oil & Gas Corp.	16,700	800,431
CONSOL Energy, Inc.	57,700	1,830,821
Noble Energy, Inc.	31,800	1,449,762
Ultra Petroleum Corp. (a)	59,100	2,843,301
Valero Energy Corp.	56,200	2,892,614
		10,406,160
TOTAL ENERGY		28,206,169
Common Stocks - continued
	Shares	Value
FINANCIALS - 26.6%
Capital Markets - 1.5%
Charles Schwab Corp.	114,100	$ 2,042,390
Credit Suisse Group sponsored ADR	21,600	1,251,720
UBS AG (Reg.)	48,471	2,874,815
		6,168,925
Commercial Banks - 5.2%
ABN-AMRO Holding NV	34,900	1,019,778
Bangkok Bank Ltd. PCL (For. Reg.)	344,100	1,007,613
Boston Private Financial Holdings, Inc.	23,800	663,544
Cathay General Bancorp	46,900	1,693,090
Center Financial Corp., California	6,400	152,192
East West Bancorp, Inc.	8,296	328,605
Hanmi Financial Corp.	91,300	1,789,480
PNC Financial Services Group, Inc.	12,200	883,768
SVB Financial Group (a)	11,600	517,824
UCBH Holdings, Inc.	125,200	2,185,992
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,600	1,376,400
Wachovia Corp.	75,500	4,212,900
Wells Fargo & Co.	118,200	4,276,476
Wintrust Financial Corp.	11,100	556,665
Zions Bancorp	5,200	415,012
		21,079,339
Consumer Finance - 1.0%
Capital One Financial Corp.	26,000	2,045,160
SLM Corp.	39,000	2,027,220
		4,072,380
Insurance - 6.8%
ACE Ltd.	17,900	979,667
AFLAC, Inc.	36,900	1,688,544
Allied World Assurance Co. Holdings Ltd.	11,400	460,560
American International Group, Inc.	38,800	2,570,888
Axis Capital Holdings Ltd.	75,800	2,629,502
Endurance Specialty Holdings Ltd.	119,800	4,224,148
Everest Re Group Ltd.	16,800	1,638,504
Hartford Financial Services Group, Inc.	16,800	1,457,400
HCC Insurance Holdings, Inc.	43,400	1,426,992
IPC Holdings Ltd.	41,700	1,268,514
National Financial Partners Corp.	27,700	1,136,531
Old Republic International Corp.	73,800	1,634,670
Prudential Financial, Inc.	40,000	3,050,000
Reinsurance Group of America, Inc.	20,600	1,069,758
Scottish Re Group Ltd.	46,400	504,368
The St. Paul Travelers Companies, Inc.	36,400	1,706,796
		27,446,842
Real Estate Investment Trusts - 9.3%
Alexandria Real Estate Equities, Inc.	31,300	2,935,940
Annaly Capital Management, Inc.	110,000	1,445,400
Apartment Investment & Management Co. Class A	11,600	631,156

	Shares	Value
Columbia Equity Trust, Inc.	13,000	$ 216,450
Corporate Office Properties Trust (SBI)	19,100	854,916
Developers Diversified Realty Corp.	63,300	3,529,608
Equity Office Properties Trust	117,800	4,683,728
Equity One, Inc.	1,700	40,749
Equity Residential (SBI)	102,900	5,204,682
General Growth Properties, Inc.	105,600	5,031,840
Host Hotels & Resorts, Inc.	135,100	3,097,843
Kimco Realty Corp.	14,400	617,328
ProLogis Trust	67,800	3,868,668
Sovran Self Storage, Inc.	18,300	1,016,565
United Dominion Realty Trust, Inc. (SBI)	53,900	1,627,780
Vornado Realty Trust	26,300	2,866,700
		37,669,353
Real Estate Management & Development - 0.3%
The St. Joe Co. (d)	20,700	1,135,809
Thrifts & Mortgage Finance - 2.5%
Countrywide Financial Corp.	42,400	1,485,696
Fannie Mae	81,600	4,562,256
Hudson City Bancorp, Inc.	262,500	3,478,125
NetBank, Inc.	60,311	364,882
Washington Federal, Inc.	17,816	399,791
		10,290,750
TOTAL FINANCIALS		107,863,398
HEALTH CARE - 7.4%
Biotechnology - 0.4%
Amgen, Inc. (a)	11,700	836,901
Myogen, Inc. (a)	20,400	715,632
		1,552,533
Health Care Equipment & Supplies - 1.1%
Advanced Medical Optics, Inc. (a)	28,400	1,123,220
C.R. Bard, Inc.	22,800	1,710,000
Cooper Companies, Inc.	3,905	208,918
Dade Behring Holdings, Inc.	24,505	984,121
Inverness Medical Innovations, Inc. (a)	8,200	285,032
Inverness Medical Innovations, Inc. (a)(f)	2,300	71,953
		4,383,244
Health Care Providers & Services - 4.2%
AMN Healthcare Services, Inc. (a)	17,100	406,125
Brookdale Senior Living, Inc.	40,489	1,879,499
Capital Senior Living Corp. (a)	20,200	186,850
Chemed Corp.	21,300	687,138
Community Health Systems, Inc. (a)	68,700	2,565,945
DaVita, Inc. (a)	39,500	2,285,865
Emeritus Corp. (a)	24,950	537,673
Health Net, Inc. (a)	21,800	948,736
LCA-Vision, Inc.	24,200	999,702
McKesson Corp.	18,800	991,136
Medco Health Solutions, Inc. (a)	14,120	848,753
Omnicare, Inc.	40,100	1,727,909
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
United Surgical Partners International, Inc. (a)	53,500	$ 1,328,405
UnitedHealth Group, Inc.	33,200	1,633,440
		17,027,176
Health Care Technology - 0.4%
Eclipsys Corp. (a)	26,000	465,660
IMS Health, Inc.	36,800	980,352
		1,446,012
Life Sciences Tools & Services - 0.6%
Thermo Electron Corp. (a)	26,200	1,030,446
Varian, Inc. (a)	33,766	1,548,846
		2,579,292
Pharmaceuticals - 0.7%
MGI Pharma, Inc. (a)	64,000	1,101,440
Teva Pharmaceutical Industries Ltd. sponsored ADR	54,200	1,847,678
		2,949,118
TOTAL HEALTH CARE		29,937,375
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.6%
AAR Corp. (a)	25,300	603,152
DRS Technologies, Inc.	24,400	1,065,548
General Dynamics Corp.	11,500	824,205
		2,492,905
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	17,600	784,608
Airlines - 0.3%
TAM SA (PN) sponsored ADR (ltd. vtg.)	44,100	1,406,790
Building Products - 0.9%
Goodman Global, Inc.	77,800	1,038,630
Jacuzzi Brands, Inc. (a)	49,400	493,506
Masco Corp.	70,300	1,927,626
		3,459,762
Commercial Services & Supplies - 1.1%
Allied Waste Industries, Inc.	111,600	1,257,732
CDI Corp.	11,705	242,411
Cintas Corp.	44,600	1,821,018
The Brink's Co.	18,000	955,080
		4,276,241
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	39,800	957,588
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	15,300	201,654
Vestas Wind Systems AS (a)	51,200	1,367,179
		1,568,833

	Shares	Value
Industrial Conglomerates - 1.3%
3M Co.	27,600	$ 2,053,992
General Electric Co.	49,700	1,754,410
Tyco International Ltd.	57,200	1,601,028
		5,409,430
Machinery - 1.0%
Briggs & Stratton Corp.	30,200	832,010
Deere & Co.	28,800	2,416,608
SPX Corp.	18,100	967,264
		4,215,882
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	41,900	3,077,136
CSX Corp.	24,800	814,184
Laidlaw International, Inc.	76,000	2,077,080
		5,968,400
Trading Companies & Distributors - 0.1%
UAP Holding Corp.	22,400	478,688
TOTAL INDUSTRIALS		31,019,127
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.0%
ADC Telecommunications, Inc. (a)	38,828	582,420
Adtran, Inc.	66,700	1,590,128
Comverse Technology, Inc. (a)	51,700	1,108,448
Dycom Industries, Inc. (a)	80,300	1,726,450
Harris Corp.	47,500	2,113,275
Juniper Networks, Inc. (a)	62,600	1,081,728
		8,202,449
Computers & Peripherals - 1.8%
Electronics for Imaging, Inc. (a)	43,500	995,280
Hewlett-Packard Co.	57,300	2,102,337
Intermec, Inc. (a)	15,300	403,308
Komag, Inc. (a)	18,500	591,260
NCR Corp. (a)	84,800	3,347,904
		7,440,089
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	64,800	2,118,312
Arrow Electronics, Inc. (a)	56,900	1,560,767
Avnet, Inc. (a)	139,600	2,738,952
FLIR Systems, Inc. (a)	79,100	2,148,356
Ingram Micro, Inc. Class A (a)	44,900	860,284
Jabil Circuit, Inc.	39,700	1,134,229
Symbol Technologies, Inc.	93,100	1,383,466
		11,944,366
Internet Software & Services - 0.9%
Yahoo!, Inc. (a)	142,600	3,604,928
IT Services - 0.6%
First Data Corp.	25,300	1,062,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ManTech International Corp. Class A (a)	14,900	$ 491,849
Western Union Co. (e)	44,900	858,937
		2,413,386
Office Electronics - 0.7%
Xerox Corp. (a)	171,700	2,671,652
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	115,000	2,038,950
ASML Holding NV (NY Shares) (a)	73,900	1,720,392
Intel Corp.	78,400	1,612,688
Intersil Corp. Class A	36,100	886,255
KLA-Tencor Corp.	27,600	1,227,372
Lam Research Corp. (a)	25,300	1,146,849
LSI Logic Corp. (a)	93,900	771,858
National Semiconductor Corp.	25,300	595,309
Spansion, Inc. Class A (d)	97,100	1,618,657
		11,618,330
Software - 4.9%
Activision, Inc. (a)	60,200	909,020
Autodesk, Inc. (a)	49,400	1,718,132
Cognos, Inc. (a)	45,800	1,671,700
Fair, Isaac & Co., Inc.	35,800	1,309,206
Hyperion Solutions Corp. (a)	39,200	1,351,616
Nintendo Co. Ltd.	10,600	2,183,791
Open Solutions, Inc. (a)	51,647	1,487,950
Parametric Technology Corp. (a)	35,800	625,068
Quest Software, Inc. (a)	167,100	2,386,188
Symantec Corp. (a)	174,600	3,715,488
THQ, Inc. (a)	61,900	1,805,623
Ubisoft Entertainment SA (a)	12,600	729,558
		19,893,340
TOTAL INFORMATION TECHNOLOGY		67,788,540
MATERIALS - 4.7%
Chemicals - 3.6%
Agrium, Inc.	44,600	1,204,812
Arkema sponsored ADR (a)	19,000	893,000
Celanese Corp. Class A	144,330	2,583,507
Chemtura Corp.	295,444	2,561,499
Cytec Industries, Inc.	40,100	2,229,159
FMC Corp.	7,800	499,746
Georgia Gulf Corp.	25,820	707,984
Rohm & Haas Co.	56,500	2,675,275
Syngenta AG sponsored ADR	35,500	1,071,390
		14,426,372

	Shares	Value
Metals & Mining - 1.0%
Alcoa, Inc.	11,400	$ 319,656
Oregon Steel Mills, Inc. (a)	33,057	1,615,496
Titanium Metals Corp. (a)	86,479	2,186,189
		4,121,341
Paper & Forest Products - 0.1%
Sino-Forest Corp. (a)	139,900	534,347
TOTAL MATERIALS		19,082,060
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
BellSouth Corp.	46,300	1,979,325
NTELOS Holding Corp.	33,500	427,795
Qwest Communications International, Inc. (a)	284,700	2,482,584
TELUS Corp.	20,000	1,125,274
		6,014,978
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	101,600	1,742,440
TOTAL TELECOMMUNICATION SERVICES		7,757,418
UTILITIES - 11.3%
Electric Utilities - 6.5%
E.ON AG	13,200	1,570,932
Edison International	158,000	6,579,119
Entergy Corp.	59,900	4,685,977
Exelon Corp.	87,700	5,309,358
FPL Group, Inc.	87,300	3,928,500
PPL Corp.	132,500	4,359,250
		26,433,136
Gas Utilities - 0.4%
Equitable Resources, Inc.	49,400	1,728,012
Independent Power Producers & Energy Traders - 2.7%
AES Corp. (a)	207,400	4,228,886
NRG Energy, Inc. (a)	59,200	2,681,760
TXU Corp.	62,400	3,901,248
		10,811,894
Multi-Utilities - 1.7%
CMS Energy Corp. (a)	159,900	2,308,956
Duke Energy Corp.	68,400	2,065,680
RWE AG	4,400	405,919
Sempra Energy	8,200	412,050
Wisconsin Energy Corp.	34,900	1,505,586
		6,698,191
TOTAL UTILITIES		45,671,233
TOTAL COMMON STOCKS (Cost $384,681,150)		405,540,799
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	1,216,154	$ 1,216,154
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	4,660,250	4,660,250
TOTAL MONEY MARKET FUNDS (Cost $5,876,404)		5,876,404
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $390,557,554)	411,417,203
NET OTHER ASSETS - (1.5)%	(5,894,967)
NET ASSETS - 100%	$ 405,522,236
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,953 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/17/06	$ 69,575
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 494,706
Fidelity Securities Lending Cash Central Fund	42,391
Total	$ 537,097
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $391,857,929. Net unrealized appreciation aggregated $19,559,274, of which $30,196,293 related to appreciated investment securities and $10,637,019 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2006

VIPDCA-QTLY-1106

1.808777.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Automobiles - 0.2%
Fiat Spa (a)	15,500	$ 247,169
Diversified Consumer Services - 1.7%
Apollo Group, Inc. Class A (a)	31,099	1,531,315
Corinthian Colleges, Inc. (a)	18,842	203,682
		1,734,997
Hotels, Restaurants & Leisure - 3.2%
Ambassadors Group, Inc.	5,437	153,758
Las Vegas Sands Corp. (a)	10,400	710,840
Six Flags, Inc.	40,400	211,292
Starbucks Corp. (a)	7,770	264,569
Wynn Resorts Ltd. (a)	28,191	1,917,270
		3,257,729
Household Durables - 2.7%
Whirlpool Corp.	32,994	2,775,125
Media - 5.8%
Dow Jones & Co., Inc.	26,800	898,872
The Walt Disney Co.	146,200	4,519,036
Viacom, Inc. Class B (non-vtg.) (a)	13,100	487,058
		5,904,966
Multiline Retail - 0.4%
Target Corp.	8,300	458,575
Specialty Retail - 4.9%
Abercrombie & Fitch Co. Class A	40,300	2,800,044
American Eagle Outfitters, Inc.	25,871	1,133,926
Gymboree Corp. (a)	16,400	691,752
Tween Brands, Inc. (a)	1,200	45,120
Wet Seal, Inc. Class A (a)	53,700	329,718
		5,000,560
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)	11,200	529,984
Wolverine World Wide, Inc.	10,200	288,762
		818,746
TOTAL CONSUMER DISCRETIONARY		20,197,867
CONSUMER STAPLES - 10.2%
Beverages - 1.9%
Hansen Natural Corp. (a)	2,087	67,786
PepsiCo, Inc.	14,500	946,270
The Coca-Cola Co.	21,100	942,748
		1,956,804
Food & Staples Retailing - 3.6%
CVS Corp.	10,600	340,472
Kroger Co.	43,578	1,008,395
Safeway, Inc.	26,000	789,100
Wal-Mart Stores, Inc.	31,800	1,568,376
		3,706,343

	Shares	Value
Food Products - 0.9%
Cadbury Schweppes PLC sponsored ADR	10,200	$ 436,254
Wm. Wrigley Jr. Co.	10,400	479,024
		915,278
Household Products - 0.9%
Colgate-Palmolive Co.	14,000	869,400
Tobacco - 2.9%
Altria Group, Inc.	9,332	714,365
British American Tobacco PLC sponsored ADR	13,500	738,585
Reynolds American, Inc.	17,700	1,096,869
UST, Inc.	7,683	421,259
		2,971,078
TOTAL CONSUMER STAPLES		10,418,903
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cameco Corp.	29,600	1,078,410
FINANCIALS - 8.0%
Capital Markets - 4.3%
E*TRADE Financial Corp.	32,100	767,832
Goldman Sachs Group, Inc.	5,900	998,103
Jefferies Group, Inc.	18,701	532,979
Morgan Stanley	29,100	2,121,681
		4,420,595
Commercial Banks - 1.1%
Wells Fargo & Co.	29,466	1,066,080
Consumer Finance - 1.1%
American Express Co.	20,500	1,149,640
Diversified Financial Services - 1.0%
Bank of America Corp.	19,400	1,039,258
Thrifts & Mortgage Finance - 0.5%
Clayton Holdings, Inc.	9,500	119,415
Countrywide Financial Corp.	11,800	413,472
		532,887
TOTAL FINANCIALS		8,208,460
HEALTH CARE - 13.5%
Biotechnology - 3.9%
Biogen Idec, Inc. (a)	47,484	2,121,585
Genentech, Inc. (a)	14,700	1,215,690
Gilead Sciences, Inc. (a)	3,257	223,756
MedImmune, Inc. (a)	15,900	464,439
		4,025,470
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	7,700	350,042
Cytyc Corp. (a)	29,416	720,104
		1,070,146
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc.	15,580	$ 723,224
VCA Antech, Inc. (a)	18,700	674,322
		1,397,546
Pharmaceuticals - 7.1%
Abbott Laboratories	13,600	660,416
Bristol-Myers Squibb Co.	20,095	500,767
Elan Corp. PLC sponsored ADR (a)	133,245	2,049,308
Johnson & Johnson	26,500	1,720,910
Merck & Co., Inc.	17,299	724,828
Pfizer, Inc.	30,200	856,472
Schering-Plough Corp.	35,600	786,404
		7,299,105
TOTAL HEALTH CARE		13,792,267
INDUSTRIALS - 17.9%
Airlines - 2.1%
AMR Corp.	55,400	1,281,956
Ryanair Holdings PLC sponsored ADR (a)	14,200	898,718
		2,180,674
Building Products - 0.1%
Kingspan Group PLC (Ireland)	4,100	84,487
Commercial Services & Supplies - 1.6%
Allied Waste Industries, Inc.	78,599	885,811
Fuel-Tech, Inc. NV (a)	14,035	208,981
RPS Group PLC	12,200	52,299
Stericycle, Inc. (a)	6,792	474,014
		1,621,105
Electrical Equipment - 2.7%
ABB Ltd. sponsored ADR	66,000	869,880
Alstom SA (a)	7,700	696,688
Rockwell Automation, Inc.	15,717	913,158
Schneider Electric SA	2,900	323,435
		2,803,161
Industrial Conglomerates - 3.3%
General Electric Co.	59,600	2,103,880
McDermott International, Inc. (a)	30,450	1,272,810
		3,376,690
Machinery - 2.8%
Deere & Co.	24,160	2,027,266
Flow International Corp. (a)	25,549	331,371
Flowserve Corp. (a)	9,800	495,782
		2,854,419
Road & Rail - 4.7%
Burlington Northern Santa Fe Corp.	20,300	1,490,832
Norfolk Southern Corp.	49,542	2,182,325
Union Pacific Corp.	12,700	1,117,600
		4,790,757

	Shares	Value
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	9,900	$ 574,497
TOTAL INDUSTRIALS		18,285,790
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 3.1%
Ciena Corp. (a)	100	2,725
Finisar Corp. (a)	44,238	160,584
Motorola, Inc.	111,700	2,792,500
Sycamore Networks, Inc. (a)	54,100	204,498
		3,160,307
Computers & Peripherals - 1.5%
Apple Computer, Inc. (a)	11,800	908,954
Diebold, Inc.	13,200	574,596
		1,483,550
Electronic Equipment & Instruments - 0.4%
Daktronics, Inc.	11,500	237,935
Maxwell Technologies, Inc. (a)	7,650	155,601
		393,536
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)	17,700	884,823
DealerTrack Holdings, Inc.	13,942	308,258
Equinix, Inc. (a)	1,000	60,100
Google, Inc. Class A (sub. vtg.) (a)	3,600	1,446,840
RealNetworks, Inc. (a)	41,611	441,493
VeriSign, Inc. (a)	17,500	353,500
		3,495,014
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. Class A (a)	50,994	1,547,158
Spansion, Inc. Class A	12,800	213,376
Trident Microsystems, Inc. (a)	18,245	424,379
		2,184,913
Software - 2.3%
Activision, Inc. (a)	23,500	354,850
Autodesk, Inc. (a)	12,300	427,794
Electronic Arts, Inc. (a)	24,200	1,347,456
Salesforce.com, Inc. (a)	6,800	243,984
		2,374,084
TOTAL INFORMATION TECHNOLOGY		13,091,404
MATERIALS - 5.5%
Chemicals - 3.2%
Ecolab, Inc.	10,100	432,482
Monsanto Co.	45,400	2,134,254
Syngenta AG sponsored ADR	24,400	736,392
		3,303,128
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	4,781	88,927
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	15,860	986,333
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Carpenter Technology Corp.	1,575	$ 169,328
Titanium Metals Corp. (a)	12,707	321,233
		1,476,894
Paper & Forest Products - 0.8%
P.H. Glatfelter Co.	13,700	185,635
Weyerhaeuser Co.	10,000	615,300
		800,935
TOTAL MATERIALS		5,669,884
TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 3.6%
Cbeyond, Inc. (a)	3,800	104,310
Level 3 Communications, Inc. (a)	124,100	663,935
Qwest Communications International, Inc. (a)	332,000	2,895,040
		3,663,285
Wireless Telecommunication Services - 4.1%
American Tower Corp. Class A (a)	57,800	2,109,700
Centennial Communications Corp. Class A	50,518	269,261
Dobson Communications Corp. Class A (a)	142,400	999,648
Sprint Nextel Corp.	46,613	799,413
		4,178,022
TOTAL TELECOMMUNICATION SERVICES		7,841,307
TOTAL COMMON STOCKS (Cost $88,311,563)		98,584,292
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b) (Cost $4,155,531)	4,155,531	$ 4,155,531
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $92,467,094)	102,739,823
NET OTHER ASSETS - (0.4)%	(396,602)
NET ASSETS - 100%	$ 102,343,221
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 273,526
Fidelity Securities Lending Cash Central Fund	20,174
Total	$ 293,700
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $92,654,566. Net unrealized appreciation aggregated $10,085,257, of which $11,646,808 related to appreciated investment securities and $1,561,551 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

September 30, 2006

VIPBAL-QTLY-1106

1.808794.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	19,800	$ 330,462
LKQ Corp. (a)	9,000	197,730
		528,192
Automobiles - 0.1%
Coachmen Industries, Inc.	13,100	141,611
Harley-Davidson, Inc.	3,600	225,900
		367,511
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A	12,700	59,182
Service Corp. International (SCI)	24,400	227,896
Weight Watchers International, Inc.	2,800	124,152
		411,230
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	12,200	468,968
Carnival Corp. unit	6,500	305,695
CBRL Group, Inc.	400	16,172
CEC Entertainment, Inc. (a)	2,700	85,077
Gaylord Entertainment Co. (a)	9,200	403,420
Greek Organization of Football Prognostics SA	7,300	245,314
Isle of Capri Casinos, Inc. (a)	7,100	149,526
McDonald's Corp.	34,700	1,357,464
O'Charleys, Inc. (a)	1,300	24,661
OSI Restaurant Partners, Inc.	9,000	285,390
Royal Caribbean Cruises Ltd.	10,300	399,743
The Cheesecake Factory, Inc. (a)	1,800	48,942
Vail Resorts, Inc. (a)	6,000	240,120
WMS Industries, Inc. (a)	14,000	408,940
Yum! Brands, Inc.	5,200	270,660
		4,710,092
Household Durables - 0.6%
Champion Enterprises, Inc. (a)	11,300	77,970
Cyrela Brazil Realty SA	22,000	374,264
D.R. Horton, Inc.	8,100	193,995
Fortune Brands, Inc.	1,400	105,154
Interface, Inc. Class A (a)	27,412	353,067
La-Z-Boy, Inc. (e)	13,400	187,064
Leggett & Platt, Inc.	11,559	289,322
Sealy Corp., Inc.	8,600	112,316
Sony Corp. sponsored ADR	4,300	173,548
Standard Pacific Corp.	6,100	143,350
The Stanley Works	4,800	239,280
Whirlpool Corp.	4,300	361,673
		2,611,003

	Shares	Value
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	12,400	$ 277,760
MarineMax, Inc. (a)	11,000	279,950
		557,710
Media - 1.7%
Citadel Broadcasting Corp.	10,900	102,460
Clear Channel Communications, Inc.	10,000	288,500
EchoStar Communications Corp. Class A (a)	9,342	305,857
Grupo Televisa SA de CV (CPO) sponsored ADR	6,700	142,442
Lamar Advertising Co. Class A (a)	12,900	688,989
Liberty Global, Inc.:
Class A	10,500	270,270
Class C	11,100	278,166
Live Nation, Inc. (a)	51,020	1,041,828
McGraw-Hill Companies, Inc.	5,000	290,150
Naspers Ltd. Class N sponsored ADR	8,700	134,415
News Corp. Class A	43,800	860,670
NTL, Inc.	31,462	800,079
Omnicom Group, Inc.	1,400	131,040
Radio One, Inc. Class D (non-vtg.) (a)	9,900	61,875
Salem Communications Corp. Class A	3,396	38,409
Time Warner, Inc.	58,600	1,068,278
Viacom, Inc. Class B (non-vtg.) (a)	7,100	263,978
		6,767,406
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	4,600	142,416
Family Dollar Stores, Inc.	20,800	608,192
Federated Department Stores, Inc.	14,700	635,187
Fred's, Inc. Class A	19,000	239,780
JCPenney Co., Inc.	6,300	430,857
Target Corp.	4,100	226,525
		2,282,957
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	1,400	46,116
Aeropostale, Inc. (a)	10,800	315,684
Asbury Automotive Group, Inc.	1,300	26,780
Best Buy Co., Inc.	5,250	281,190
Big 5 Sporting Goods Corp.	10,700	243,960
DCM Japan Holdings Co. Ltd. (a)	25,200	316,533
Eddie Bauer Holdings, Inc. (a)	14,500	155,875
Gamestop Corp. Class B (a)	9,500	424,745
Home Depot, Inc.	13,900	504,153
Monro Muffler Brake, Inc.	1,593	54,178
O'Reilly Automotive, Inc. (a)	1,200	39,852
OfficeMax, Inc.	6,700	272,958
Pacific Sunwear of California, Inc. (a)	15,400	232,232
PETsMART, Inc.	11,500	319,125
RadioShack Corp.	14,800	285,640
Staples, Inc.	14,400	350,352
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	10,500	$ 294,315
Urban Outfitters, Inc. (a)	9,800	173,362
		4,337,050
Textiles, Apparel & Luxury Goods - 0.0%
Unifirst Corp.	1,200	37,488
TOTAL CONSUMER DISCRETIONARY		22,610,639
CONSUMER STAPLES - 4.1%
Beverages - 0.1%
Fomento Economico Mexicano SA de CV sponsored ADR	2,800	271,432
SABMiller PLC	13,800	257,812
		529,244
Food & Staples Retailing - 1.0%
CVS Corp.	22,000	706,640
Kroger Co.	13,700	317,018
Rite Aid Corp.	30,600	138,924
Safeway, Inc.	16,500	500,775
Sysco Corp.	8,400	280,980
Wal-Mart de Mexico SA de CV Series V	54,100	184,080
Wal-Mart Stores, Inc.	27,400	1,351,368
Walgreen Co.	8,900	395,071
		3,874,856
Food Products - 0.7%
Azucarera Ebro Agricolas SA	10,200	208,506
Cadbury Schweppes PLC sponsored ADR	200	8,554
Corn Products International, Inc.	16,880	549,275
General Mills, Inc.	6,600	373,560
Global Bio-Chem Technology Group Co. Ltd.	290,000	81,149
Groupe Danone	100	14,038
Imperial Sugar Co.	1,600	49,792
Kellogg Co.	5,500	272,360
McCormick & Co., Inc. (non-vtg.)	5,600	212,688
Nestle SA (Reg.)	908	316,634
Smithfield Foods, Inc. (a)	3,600	97,272
Tyson Foods, Inc. Class A	7,400	117,512
Wm. Wrigley Jr. Co.	8,375	385,753
		2,687,093
Household Products - 0.8%
Colgate-Palmolive Co.	10,800	670,680
Procter & Gamble Co.	43,940	2,723,401
		3,394,081
Personal Products - 0.5%
Alberto-Culver Co.	11,020	557,502
Avon Products, Inc.	31,200	956,592
Playtex Products, Inc. (a)	22,700	304,180
		1,818,274

	Shares	Value
Tobacco - 1.0%
Altria Group, Inc.	52,350	$ 4,007,393
TOTAL CONSUMER STAPLES		16,310,941
ENERGY - 6.7%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	10,600	722,920
BJ Services Co.	12,300	370,599
Cameron International Corp. (a)	8,700	420,297
Global Industries Ltd. (a)	13,000	202,280
GlobalSantaFe Corp.	7,000	349,930
Halliburton Co.	84,800	2,412,560
National Oilwell Varco, Inc. (a)	105,800	6,194,575
Noble Corp.	6,600	423,588
Pride International, Inc. (a)	111,900	3,068,298
Smith International, Inc.	23,400	907,920
Superior Energy Services, Inc. (a)	4,400	115,544
W-H Energy Services, Inc. (a)	4,800	199,056
Weatherford International Ltd. (a)	41,900	1,748,068
		17,135,635
Oil, Gas & Consumable Fuels - 2.4%
Alpha Natural Resources, Inc. (a)	9,300	146,568
Aurora Oil & Gas Corp. (a)	27,713	84,802
Cabot Oil & Gas Corp.	5,300	254,029
Canadian Natural Resources Ltd.	4,800	218,715
Chesapeake Energy Corp.	17,300	501,354
El Paso Corp.	21,000	286,440
Ellora Energy, Inc. (a)(f)	30,267	363,204
EnCana Corp.	6,300	293,093
EOG Resources, Inc.	5,800	377,290
Evergreen Energy, Inc. (a)	9,800	102,998
Foundation Coal Holdings, Inc.	1,700	55,029
Goodrich Petroleum Corp.	4,900	147,588
Helix Energy Solutions Group, Inc. (a)	7,900	263,860
Holly Corp.	2,750	119,158
International Coal Group, Inc. (a)(e)	16,700	70,474
Mariner Energy, Inc. (a)	1,800	33,066
Massey Energy Co.	7,500	157,050
OMI Corp.	9,600	208,416
Petroleum Development Corp. (a)	4,400	175,516
Plains Exploration & Production Co. (a)	8,400	360,444
Quicksilver Resources, Inc. (a)	14,500	462,550
Range Resources Corp.	22,950	579,258
Southwestern Energy Co. (a)	9,800	292,726
SXR Uranium One, Inc. (a)	33,500	249,613
Tesoro Corp.	1,700	98,566
Ultra Petroleum Corp. (a)	7,400	356,014
Valero Energy Corp.	63,700	3,278,639
Valero GP Holdings LLC	8,500	164,900
		9,701,360
TOTAL ENERGY		26,836,995
Common Stocks - continued
	Shares	Value
FINANCIALS - 14.1%
Capital Markets - 1.6%
American Capital Strategies Ltd.	10,200	$ 402,594
Ameriprise Financial, Inc.	1,980	92,862
Bank of New York Co., Inc.	16,900	595,894
Cowen Group, Inc.	12,760	201,736
E*TRADE Financial Corp.	40,500	968,760
Goldman Sachs Group, Inc.	2,200	372,174
Lazard Ltd. Class A	9,700	387,806
Lehman Brothers Holdings, Inc.	5,000	369,300
Mellon Financial Corp.	5,000	195,500
Merrill Lynch & Co., Inc.	20,900	1,634,798
Northern Trust Corp.	4,700	274,621
State Street Corp.	4,400	274,560
TD Ameritrade Holding Corp.	14,800	278,980
Thomas Weisel Partners Group, Inc.	10,938	175,555
UBS AG (Reg.)	2,485	147,385
		6,372,525
Commercial Banks - 2.4%
ABN-AMRO Holding NV sponsored ADR	11,000	321,420
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	15,300	353,889
Banco Nossa Caixa SA	14,700	293,412
Bank of Baroda	15,517	102,716
Bank of China Ltd. (H Shares)	215,000	92,451
Boston Private Financial Holdings, Inc.	6,200	172,856
China Construction Bank Corp. (H Shares)	116,000	50,178
China Merchants Bank Co. Ltd. (H Shares) (a)	14,500	20,436
Colonial Bancgroup, Inc.	15,100	369,950
Hanmi Financial Corp.	13,300	260,680
HSBC Holdings PLC sponsored ADR	5,200	475,956
ICICI Bank Ltd. sponsored ADR	9,800	300,958
Nara Bancorp, Inc.	8,700	159,123
National Australia Bank Ltd.	14,410	394,176
PNC Financial Services Group, Inc.	8,300	601,252
R&G Financial Corp. Class B	29,900	222,755
Societe Generale Series A	200	31,829
SVB Financial Group (a)	3,600	160,704
Synovus Financial Corp.	10,200	299,574
UCBH Holdings, Inc.	31,900	556,974
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,700	199,800
Unicredito Italiano Spa	43,500	361,038
Wachovia Corp.	47,500	2,650,500
Wells Fargo & Co.	24,600	890,028
Wilshire Bancorp, Inc.	14,500	276,080
Wintrust Financial Corp.	5,000	250,750
		9,869,485

	Shares	Value
Consumer Finance - 0.5%
Aiful Corp.	2,700	$ 104,439
American Express Co.	8,400	471,072
Capital One Financial Corp. (e)	8,400	660,744
ORIX Corp.	990	273,592
SLM Corp.	9,300	483,414
		1,993,261
Diversified Financial Services - 3.5%
Bank of America Corp.	83,605	4,478,720
Citigroup, Inc.	62,900	3,124,243
FirstRand Ltd.	52,100	118,397
JPMorgan Chase & Co.	93,200	4,376,672
Kotak Mahindra Bank Ltd. sponsored GDR (f)	21,083	153,055
Moody's Corp.	2,400	156,912
PICO Holdings, Inc. (a)(i)	41,496	1,350,695
The NASDAQ Stock Market, Inc. (a)	11,182	338,144
		14,096,838
Insurance - 2.9%
ACE Ltd.	20,300	1,111,019
AFLAC, Inc.	11,700	535,392
Allied World Assurance Co. Holdings Ltd.	6,600	266,640
American International Group, Inc.	58,350	3,866,271
Aspen Insurance Holdings Ltd.	20,100	519,183
Axis Capital Holdings Ltd.	3,300	114,477
Endurance Specialty Holdings Ltd.	5,600	197,456
Fidelity National Title Group, Inc. Class A	8,800	184,448
Hartford Financial Services Group, Inc.	10,900	945,575
IPC Holdings Ltd.	5,900	179,478
Lincoln National Corp.	2,600	161,408
MBIA, Inc.	2,200	135,168
MetLife, Inc.	800	45,344
Montpelier Re Holdings Ltd.	11,700	226,863
Navigators Group, Inc. (a)	2,000	96,020
PartnerRe Ltd.	6,800	459,476
Platinum Underwriters Holdings Ltd.	8,600	265,138
PXRE Group Ltd.	22,400	92,288
Scottish Re Group Ltd.	52,300	568,501
T&D Holdings, Inc.	3,650	264,146
The St. Paul Travelers Companies, Inc.	14,349	672,825
Universal American Financial Corp. (a)	16,400	263,548
USI Holdings Corp. (a)	13,700	185,635
Willis Group Holdings Ltd.	1,900	72,200
XL Capital Ltd. Class A	5,700	391,590
		11,820,089
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	1,900	178,220
Annaly Capital Management, Inc.	39,000	512,460
BioMed Realty Trust, Inc.	3,600	109,224
Brandywine Realty Trust (SBI)	2,400	78,120
CapitalSource, Inc.	7,100	183,322
CBL & Associates Properties, Inc.	4,200	176,022
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBRE Realty Finance, Inc.	5,500	$ 83,875
Columbia Equity Trust, Inc.	4,600	76,590
Developers Diversified Realty Corp.	8,000	446,080
Duke Realty Corp.	4,600	171,810
Education Realty Trust, Inc.	4,406	65,033
Equity Lifestyle Properties, Inc.	900	41,139
Equity Office Properties Trust	18,300	727,608
Equity One, Inc.	8,500	203,745
Equity Residential (SBI)	3,400	171,972
General Growth Properties, Inc.	6,300	300,195
Highwoods Properties, Inc. (SBI)	2,300	85,583
HomeBanc Mortgage Corp., Georgia	17,300	106,395
Host Hotels & Resorts, Inc.	14,277	327,372
Pennsylvania (REIT) (SBI)	5,500	234,135
Public Storage, Inc.	1,800	154,782
Ramco-Gershenson Properties Trust (SBI)	5,600	178,920
Spirit Finance Corp.	900	10,449
Tanger Factory Outlet Centers, Inc.	1,500	53,430
Trizec Properties, Inc.	1,800	52,038
United Dominion Realty Trust, Inc. (SBI)	25,700	776,140
Ventas, Inc.	5,100	196,554
Vornado Realty Trust	2,600	283,400
		5,984,613
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	11,000	249,989
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	13,800	483,552
Doral Financial Corp.	28,100	185,179
Fannie Mae	28,000	1,565,480
Freddie Mac	24,400	1,618,452
Golden West Financial Corp., Delaware	2,500	193,125
Hudson City Bancorp, Inc.	24,000	318,000
MGIC Investment Corp.	3,900	233,883
NetBank, Inc.	73,700	445,885
NewAlliance Bancshares, Inc.	15,500	227,075
Radian Group, Inc.	5,100	306,000
Sovereign Bancorp, Inc.	20,960	450,850
W Holding Co., Inc.	47,400	280,134
		6,307,615
TOTAL FINANCIALS		56,694,415
HEALTH CARE - 7.0%
Biotechnology - 0.9%
Amgen, Inc. (a)	10,600	758,218
Biogen Idec, Inc. (a)	6,300	281,484
Cephalon, Inc. (a)	12,400	765,700
DUSA Pharmaceuticals, Inc. (a)	19,800	82,764
Genentech, Inc. (a)	3,000	248,100
Gilead Sciences, Inc. (a)	500	34,350

	Shares	Value
MannKind Corp. (a)	4,600	$ 87,400
MedImmune, Inc. (a)	12,600	368,046
Myogen, Inc. (a)	5,900	206,972
OSI Pharmaceuticals, Inc. (a)	10,700	401,571
PDL BioPharma, Inc. (a)	5,000	96,000
Solexa, Inc. (a)	12,826	113,125
Vertex Pharmaceuticals, Inc. (a)	4,200	141,330
		3,585,060
Health Care Equipment & Supplies - 1.2%
Advanced Medical Optics, Inc. (a)	3,600	142,380
Alcon, Inc.	1,380	158,010
Aspect Medical Systems, Inc. (a)	14,700	250,929
Baxter International, Inc.	27,700	1,259,242
Becton, Dickinson & Co.	6,400	452,288
C.R. Bard, Inc.	7,800	585,000
Cooper Companies, Inc.	13,300	711,550
Dade Behring Holdings, Inc.	14,930	599,589
Inverness Medical Innovations, Inc. (a)	6,400	222,464
Inverness Medical Innovations, Inc. (a)(i)	8,771	296,885
Kinetic Concepts, Inc. (a)	4,800	151,008
		4,829,345
Health Care Providers & Services - 1.9%
Aetna, Inc.	12,500	494,375
Brookdale Senior Living, Inc.	6,600	306,372
Cardinal Health, Inc.	3,800	249,812
Caremark Rx, Inc.	7,200	408,024
Chemed Corp.	6,200	200,012
HCA, Inc.	3,700	184,593
Health Net, Inc. (a)	13,800	600,576
Humana, Inc. (a)	7,314	483,382
LHC Group, Inc. (a)	5,559	124,077
Medco Health Solutions, Inc. (a)	11,700	703,287
Omnicare, Inc.	12,900	555,861
Sunrise Senior Living, Inc. (a)	9,900	295,713
United Surgical Partners International, Inc. (a)	12,300	305,409
UnitedHealth Group, Inc.	49,000	2,410,800
WellPoint, Inc. (a)	5,900	454,595
		7,776,888
Health Care Technology - 0.3%
Cerner Corp. (a)	7,400	335,960
Eclipsys Corp. (a)	11,700	209,547
Emdeon Corp. (a)	34,800	407,508
IMS Health, Inc.	8,100	215,784
		1,168,799
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	7,772	167,564
Charles River Laboratories International, Inc. (a)	18,500	803,085
Fisher Scientific International, Inc. (a)	5,500	430,320
Invitrogen Corp. (a)	4,200	266,322
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Electron Corp. (a)	3,500	$ 137,655
Varian, Inc. (a)	4,900	224,763
Waters Corp. (a)	6,200	280,736
		2,310,445
Pharmaceuticals - 2.1%
Atherogenics, Inc. (a)	14,400	189,648
Barr Pharmaceuticals, Inc. (a)	7,300	379,162
Endo Pharmaceuticals Holdings, Inc. (a)	5,042	164,117
Forest Laboratories, Inc. (a)	4,000	202,440
Johnson & Johnson	36,300	2,357,322
Kos Pharmaceuticals, Inc. (a)	5,305	262,173
Merck & Co., Inc.	28,200	1,181,580
MGI Pharma, Inc. (a)	19,961	343,529
New River Pharmaceuticals, Inc. (a)	10,400	267,592
Novartis AG sponsored ADR	15,300	894,132
Pfizer, Inc.	2,700	76,572
Schering-Plough Corp.	14,200	313,678
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,700	671,573
Wyeth	23,500	1,194,740
		8,498,258
TOTAL HEALTH CARE		28,168,795
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.1%
DynCorp International, Inc. Class A	8,900	112,051
Essex Corp. (a)	5,717	99,476
General Dynamics Corp.	8,600	616,362
Hexcel Corp. (a)	42,178	596,819
Honeywell International, Inc.	23,000	940,700
Precision Castparts Corp.	7,450	470,542
Raytheon Co.	10,600	508,906
Raytheon Co. warrants 6/16/11 (a)	200	2,854
Rockwell Collins, Inc.	6,300	345,492
United Technologies Corp.	11,500	728,525
		4,421,727
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	10,200	371,688
FedEx Corp.	2,600	282,568
United Parcel Service, Inc. Class B	5,700	410,058
UTI Worldwide, Inc.	9,400	262,918
		1,327,232
Airlines - 0.3%
AirTran Holdings, Inc. (a)	64,900	643,808
Frontier Airlines Holdings, Inc. (a)(e)	67,100	553,575
TAM SA (PN) sponsored ADR (ltd. vtg.)	6,700	213,730
		1,411,113
Building Products - 0.2%
Goodman Global, Inc.	18,700	249,645

	Shares	Value
Jacuzzi Brands, Inc. (a)	1,400	$ 13,986
Masco Corp.	16,200	444,204
		707,835
Commercial Services & Supplies - 0.7%
Administaff, Inc.	4,300	144,910
CDI Corp.	3,857	79,878
Cintas Corp.	8,300	338,889
Clean Harbors, Inc.	12,900	561,795
Comsys IT Partners, Inc. (a)	5,800	99,702
Covanta Holding Corp. (a)	19,000	409,070
Diamond Management & Technology Consultants, Inc. (a)	22,567	251,396
Kforce, Inc. (a)	11,888	141,824
The Brink's Co.	9,900	525,294
Waste Management, Inc.	12,100	443,828
		2,996,586
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV (NY Shares)	35,300	849,318
Fluor Corp.	25,200	1,937,628
Hyundai Engineering & Construction Co. Ltd. (a)	5,430	292,071
Infrasource Services, Inc. (a)	5,300	93,015
Perini Corp. (a)	10,100	210,888
Punj Lloyd Ltd.	7,833	136,372
Shaw Group, Inc. (a)	29,500	697,380
Washington Group International, Inc.	5,528	325,378
		4,542,050
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	1,800	153,396
GrafTech International Ltd. (a)	21,500	125,560
		278,956
Industrial Conglomerates - 1.8%
General Electric Co.	145,800	5,146,740
McDermott International, Inc. (a)	10,700	447,260
Smiths Group PLC	18,869	316,660
Tyco International Ltd.	47,100	1,318,329
		7,228,989
Machinery - 0.6%
Atlas Copco AB (B Shares)	19,800	495,821
Briggs & Stratton Corp.	9,800	269,990
Danaher Corp.	3,900	267,813
Deere & Co.	8,400	704,844
Flowserve Corp. (a)	3,500	177,065
Gardner Denver, Inc. (a)	5,100	168,708
Ingersoll-Rand Co. Ltd. Class A	2,700	102,546
SPX Corp.	1,900	101,536
		2,288,323
Marine - 0.3%
Alexander & Baldwin, Inc.	22,427	995,086
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
American Commercial Lines, Inc.	700	$ 41,615
Kirby Corp. (a)	200	6,266
		1,042,967
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	10,900	800,496
Canadian National Railway Co.	2,900	121,271
CSX Corp.	1,200	39,396
Laidlaw International, Inc.	32,100	877,293
Norfolk Southern Corp.	16,200	713,610
		2,552,066
Trading Companies & Distributors - 0.5%
Interline Brands, Inc. (a)	2,700	66,636
UAP Holding Corp.	12,400	264,988
United Rentals, Inc. (a)	4,900	113,925
WESCO International, Inc. (a)	23,800	1,381,114
		1,826,663
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	10,800	367,200
TOTAL INDUSTRIALS		30,991,707
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.9%
Adtran, Inc.	4,900	116,816
Andrew Corp. (a)	23,100	213,213
Blue Coat Systems, Inc. (a)	10,200	183,702
Comverse Technology, Inc. (a)	1,800	38,592
Dycom Industries, Inc. (a)	32,500	698,750
Harris Corp.	9,100	404,859
Juniper Networks, Inc. (a)	12,800	221,184
Lucent Technologies, Inc. (a)	107,900	252,486
MasTec, Inc. (a)	34,700	384,129
Motorola, Inc.	30,300	757,500
Nortel Networks Corp.	109,400	251,620
Powerwave Technologies, Inc. (a)	6,200	47,120
QUALCOMM, Inc.	8,400	305,340
		3,875,311
Computers & Peripherals - 1.2%
EMC Corp. (a)	26,600	318,668
Hewlett-Packard Co.	26,600	975,954
Hutchinson Technology, Inc. (a)	3,600	75,708
Imation Corp.	3,100	124,465
Intermec, Inc. (a)	7,400	195,064
International Business Machines Corp.	2,300	188,462
NCR Corp. (a)	11,100	438,228
Seagate Technology	91,227	2,106,431
Sun Microsystems, Inc. (a)	58,600	291,242
Western Digital Corp. (a)	8,500	153,850
		4,868,072

	Shares	Value
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	17,600	$ 575,344
Amphenol Corp. Class A	12,100	749,353
Avnet, Inc. (a)	14,600	286,452
Celestica, Inc. (sub. vtg.) (a)	42,100	451,145
CPI International, Inc.	2,100	27,657
Flextronics International Ltd. (a)	92,700	1,171,728
FLIR Systems, Inc. (a)	11,959	324,806
Ingram Micro, Inc. Class A (a)	25,700	492,412
Insight Enterprises, Inc. (a)	3,400	70,074
Jabil Circuit, Inc.	5,000	142,850
Metrologic Instruments, Inc. (a)	2,700	49,032
Molex, Inc.	7,000	272,790
Orbotech Ltd. (a)	1,800	42,660
Solectron Corp. (a)	206,000	671,560
Symbol Technologies, Inc.	49,800	740,028
Tektronix, Inc.	8,800	254,584
		6,322,475
Internet Software & Services - 0.5%
eBay, Inc. (a)	10,472	296,986
Google, Inc. Class A (sub. vtg.) (a)	2,560	1,028,864
VeriSign, Inc. (a)	6,200	125,240
Yahoo!, Inc. (a)	21,400	540,992
		1,992,082
IT Services - 0.2%
First Data Corp.	13,500	567,000
Satyam Computer Services Ltd. sponsored ADR	6,000	232,140
SI International, Inc. (a)	4,500	143,910
		943,050
Office Electronics - 0.2%
Xerox Corp. (a)	45,300	704,868
Semiconductors & Semiconductor Equipment - 3.2%
Agere Systems, Inc. (a)	18,600	277,698
Altera Corp. (a)	4,400	80,872
AMIS Holdings, Inc. (a)	28,000	265,720
Analog Devices, Inc.	16,900	496,691
Applied Micro Circuits Corp. (a)	42,700	123,403
ASAT Holdings Ltd.:
warrants 7/24/11 (a)	48	98
sponsored ADR (a)	10,500	2,625
ASML Holding NV (NY Shares) (a)	25,900	602,952
Atmel Corp. (a)	16,000	96,640
ATMI, Inc. (a)	31,743	922,769
Axcelis Technologies, Inc. (a)	68,500	483,610
Credence Systems Corp. (a)	60,457	172,302
Cymer, Inc. (a)	8,600	377,626
Cypress Semiconductor Corp. (a)	35,000	621,950
DSP Group, Inc. (a)	11,600	265,060
Entegris, Inc. (a)	11,100	121,101
Exar Corp. (a)	15,200	202,008
Fairchild Semiconductor International, Inc. (a)	42,800	800,360
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc. Class A (a)	35,100	$ 1,335,555
Integrated Device Technology, Inc. (a)	7,300	117,238
Intel Corp.	20,200	415,514
Linear Technology Corp.	15,500	482,360
LTX Corp. (a)	56,000	280,560
Marvell Technology Group Ltd. (a)	2,500	48,425
Maxim Integrated Products, Inc.	19,000	533,330
Microchip Technology, Inc.	7,700	249,634
National Semiconductor Corp.	44,000	1,035,320
PMC-Sierra, Inc. (a)	20,200	119,988
Qimonda AG Sponsored ADR	17,800	302,600
Rudolph Technologies, Inc. (a)	23,076	422,983
Samsung Electronics Co. Ltd.	1,210	849,033
Skyworks Solutions, Inc. (a)	4,900	25,431
Spansion, Inc. Class A	15,100	251,717
Teradyne, Inc. (a)	15,500	203,980
Xilinx, Inc.	13,300	291,935
		12,879,088
Software - 1.6%
Amdocs Ltd. (a)	5,400	213,840
Ansoft Corp. (a)	1,300	32,383
Ansys, Inc. (a)	422	18,644
Autodesk, Inc. (a)	10,200	354,756
BEA Systems, Inc. (a)	38,600	586,720
Cognos, Inc. (a)	11,500	419,750
Compuware Corp. (a)	6,200	48,298
Fair, Isaac & Co., Inc.	7,800	285,246
Hyperion Solutions Corp. (a)	10,600	365,488
Kronos, Inc. (a)	2,500	85,225
Macrovision Corp. (a)	11,306	267,839
Microsoft Corp.	38,900	1,063,137
Nintendo Co. Ltd.	4,900	1,009,488
Opsware, Inc. (a)	12,000	108,120
Parametric Technology Corp. (a)	12,000	209,520
Quest Software, Inc. (a)	8,000	114,240
Symantec Corp. (a)	18,305	389,530
Take-Two Interactive Software, Inc. (a)	33,176	473,090
Wind River Systems, Inc. (a)	25,000	267,750
		6,313,064
TOTAL INFORMATION TECHNOLOGY		37,898,010
MATERIALS - 3.9%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	5,500	365,035
Arkema sponsored ADR (a)	400	18,800
Ashland, Inc.	16,900	1,077,882
Celanese Corp. Class A	29,300	524,470
Chemtura Corp.	64,900	562,683
China BlueChemical Ltd. (H shares)	22,000	6,382

	Shares	Value
Cytec Industries, Inc.	8,600	$ 478,074
Georgia Gulf Corp.	4,200	115,164
Israel Chemicals Ltd.	58,600	285,771
Monsanto Co.	17,400	817,974
Mosaic Co.	44,400	750,360
Potash Corp. of Saskatchewan, Inc.	400	41,676
Praxair, Inc.	6,400	378,624
		5,422,895
Construction Materials - 0.1%
Texas Industries, Inc.	7,000	364,420
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	31,600	487,272
Pactiv Corp. (a)	6,600	187,572
Smurfit-Stone Container Corp. (a)	23,602	264,342
		939,186
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd.	9,900	306,489
Alcoa, Inc.	43,500	1,219,740
Aleris International, Inc. (a)	3,600	181,944
Allegheny Technologies, Inc.	10,800	671,652
Aquarius Platinum Ltd. (Australia)	2,700	42,664
Compass Minerals International, Inc.	14,800	418,988
Goldcorp, Inc.	22,200	523,451
Inco Ltd.	3,000	228,660
IPSCO, Inc.	2,800	242,669
Meridian Gold, Inc. (a)	30,100	745,803
Newmont Mining Corp.	1,400	59,850
Oregon Steel Mills, Inc. (a)	8,797	429,909
Phelps Dodge Corp.	4,848	410,626
RTI International Metals, Inc. (a)	8,500	370,430
Stillwater Mining Co. (a)	24,900	209,160
Sumitomo Metal Industries Ltd.	16,000	61,348
Teck Cominco Ltd. Class B (sub. vtg.)	6,700	419,518
Titanium Metals Corp. (a)	83,918	2,121,447
		8,664,348
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	4,800	295,344
TOTAL MATERIALS		15,686,193
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	114,470	3,727,143
BellSouth Corp.	35,100	1,500,525
Covad Communications Group, Inc. (a)	257,200	383,228
Telenor ASA sponsored ADR	2,200	85,668
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	5,300	100,753
Verizon Communications, Inc.	86,100	3,196,893
		8,994,210
Wireless Telecommunication Services - 0.4%
America Movil SA de CV Series L sponsored ADR	5,700	224,409
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	14,370	$ 524,505
Crown Castle International Corp. (a)	10,900	384,116
DigitalGlobe, Inc. (a)(f)	163	408
NII Holdings, Inc. (a)	9,100	565,656
		1,699,094
TOTAL TELECOMMUNICATION SERVICES		10,693,304
UTILITIES - 2.5%
Electric Utilities - 0.8%
Ceske Energeticke Zavody AS	100	3,545
E.ON AG	1,900	226,119
Edison International	8,100	337,284
Entergy Corp.	4,400	344,212
Exelon Corp.	24,400	1,477,176
FirstEnergy Corp.	6,400	357,504
PPL Corp.	13,400	440,860
Reliant Energy, Inc. (a)	12,400	152,644
		3,339,344
Gas Utilities - 0.1%
Equitable Resources, Inc.	6,600	230,868
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	90,500	1,845,295
Dynegy, Inc. Class A (a)	59,400	329,076
Mirant Corp. (a)	10,800	294,948
NRG Energy, Inc. (a)	8,100	366,930
TXU Corp.	33,200	2,075,664
		4,911,913
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	35,600	514,064
Dominion Resources, Inc.	10,700	818,443
PG&E Corp.	6,200	258,230
Public Service Enterprise Group, Inc.	200	12,238
		1,602,975
TOTAL UTILITIES		10,085,100
TOTAL COMMON STOCKS (Cost $227,971,676)		255,976,099
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	4,400	134,552
XL Capital Ltd. 6.50%	11,700	265,824
		400,376

	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $398,754)		400,376
Corporate Bonds - 1.6%
	Principal Amount
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 260,000	354,247
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
New River Pharmaceuticals, Inc. 3.5% 8/1/13 (f)	180,000	177,327
TOTAL CONVERTIBLE BONDS		531,574
Nonconvertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. 9% 7/1/15	20,000	20,350
Automobiles - 0.0%
General Motors Corp. 8.375% 7/15/33	30,000	26,025
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	48,625
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (f)	20,000	20,200
		68,825
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	80,000	81,200
Mandalay Resort Group 6.5% 7/31/09	95,000	95,119
MGM Mirage, Inc. 5.875% 2/27/14	70,000	64,925
Six Flags, Inc. 9.625% 6/1/14	15,000	13,388
Station Casinos, Inc. 7.75% 8/15/16	30,000	31,088
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	5,000	4,781
		290,501
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	15,000	14,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Cablevision Systems Corp.:
8% 4/15/12	$ 10,000	$ 10,100
9.62% 4/1/09 (g)	50,000	53,000
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	10,000	9,100
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	10,000	10,188
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	80,800
CSC Holdings, Inc. 7.625% 4/1/11	40,000	40,900
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	39,000	41,974
EchoStar DBS Corp. 7.125% 2/1/16 (f)	40,000	38,800
Houghton Mifflin Co. 9.875% 2/1/13	170,000	178,500
Nielsen Finance LLC/Co. 10% 8/1/14 (f)	50,000	51,750
PanAmSat Corp. 9% 6/15/16 (f)	50,000	51,625
		566,737
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	60,000	59,250
AutoNation, Inc. 7.5069% 4/15/13 (f)(g)	10,000	10,150
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	20,000	20,675
Sonic Automotive, Inc. 8.625% 8/15/13	110,000	110,275
		200,350
TOTAL CONSUMER DISCRETIONARY		1,187,563
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc. 7.625% 8/1/12	15,000	15,750
Rite Aid Corp.:
6.875% 8/15/13	5,000	4,175
7.7% 2/15/27	30,000	23,550
		43,475

	Principal Amount	Value
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 40,000	$ 41,600
Swift & Co. 10.125% 10/1/09	40,000	40,800
		82,400
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16 (f)	30,000	31,230
TOTAL CONSUMER STAPLES		157,105
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	20,000	18,550
Seabulk International, Inc. 9.5% 8/15/13	80,000	88,400
		106,950
Oil, Gas & Consumable Fuels - 0.2%
Anadarko Petroleum Corp. 6.45% 9/15/36	165,000	168,536
Chesapeake Energy Corp.:
6.5% 8/15/17	15,000	14,063
6.625% 1/15/16	5,000	4,813
7.5% 6/15/14	40,000	40,200
El Paso Corp.:
7.625% 9/1/08	10,000	10,236
7.75% 6/15/10	35,000	36,070
7.875% 6/15/12	85,000	88,294
Massey Energy Co. 6.875% 12/15/13	40,000	36,300
Petrohawk Energy Corp. 9.125% 7/15/13 (f)	30,000	30,225
Plains Exploration & Production Co. 7.125% 6/15/14	25,000	26,344
Pogo Producing Co.:
6.625% 3/15/15	30,000	28,500
7.875% 5/1/13 (f)	15,000	15,300
Range Resources Corp. 7.375% 7/15/13	20,000	20,000
Tennessee Gas Pipeline Co.:
7% 10/15/28	15,000	14,903
8.375% 6/15/32	10,000	11,475
		545,259
TOTAL ENERGY		652,209
FINANCIALS - 0.1%
Capital Markets - 0.0%
Janus Capital Group, Inc. 5.875% 9/15/11	50,000	50,308
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.1%
Ford Motor Credit Co.:
6.34% 3/21/07 (g)	$ 20,000	$ 19,950
7% 10/1/13	10,000	9,275
9.75% 9/15/10 (f)	10,000	10,300
9.875% 8/10/11	45,000	46,567
9.9569% 4/15/12 (g)	20,000	20,850
General Motors Acceptance Corp.:
6.75% 12/1/14	75,000	73,594
6.875% 9/15/11	35,000	34,913
6.875% 8/28/12	15,000	14,847
8% 11/1/31	25,000	26,250
		256,546
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (f)	20,000	20,500
Real Estate Investment Trusts - 0.0%
Mack-Cali Realty LP 7.25% 3/15/09	35,000	36,320
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	50,000	49,935
Simon Property Group LP 7.75% 1/20/11	30,000	32,636
Ventas Realty LP:
6.5% 6/1/16	30,000	29,475
6.75% 4/1/17	20,000	20,025
		168,391
TOTAL FINANCIALS		495,745
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
DaVita, Inc. 7.25% 3/15/15	40,000	39,300
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	25,000	24,063
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	20,000	21,400
Tenet Healthcare Corp. 9.875% 7/1/14	45,000	44,831
		129,594
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	30,000	8,625
8.3% 12/15/29 (d)	15,000	4,350
		12,975
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	20,000	19,900

	Principal Amount	Value
Allied Waste North America, Inc.:
7.125% 5/15/16	$ 30,000	$ 29,325
8.5% 12/1/08	60,000	62,550
Corrections Corp. of America 6.75% 1/31/14	20,000	20,000
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	25,000	24,625
IKON Office Solutions, Inc. 7.75% 9/15/15	10,000	10,275
		166,675
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (f)	49,300	53,121
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	68,000	74,120
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (f)	20,000	19,500
7.905% 5/15/14 (f)(g)	10,000	9,750
Hertz Corp.:
8.875% 1/1/14 (f)	30,000	31,275
10.5% 1/1/16 (f)	15,000	16,463
		76,988
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	20,000	20,850
H&E Equipment Services, Inc. 8.375% 7/15/16 (f)	20,000	20,500
Penhall International Corp. 12% 8/1/14 (f)	20,000	20,950
		62,300
TOTAL INDUSTRIALS		446,179
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	95,000	92,625
Nortel Networks Corp.:
9.73% 7/15/11 (f)(g)	30,000	30,900
10.125% 7/15/13 (f)	30,000	31,725
10.75% 7/15/16 (f)	30,000	32,138
		187,388
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16	30,000	29,925
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	20,000	19,600
Solectron Global Finance Ltd. 8% 3/15/16	10,000	9,850
		29,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	$ 15,000	$ 14,025
SunGard Data Systems, Inc.:
9.125% 8/15/13	50,000	51,625
9.9725% 8/15/13 (g)	30,000	31,050
		96,700
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	170,000	173,400
Xerox Corp. 7.125% 6/15/10	25,000	25,844
		199,244
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 9.25% 6/1/16	30,000	28,050
Avago Technologies Finance Ltd. 10.125% 12/1/13 (f)	40,000	42,600
Freescale Semiconductor, Inc. 7.125% 7/15/14	80,000	85,600
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.875% 12/15/11	25,000	19,688
		175,938
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (f)	20,000	18,500
Serena Software, Inc. 10.375% 3/15/16	30,000	31,350
		49,850
TOTAL INFORMATION TECHNOLOGY		768,495
MATERIALS - 0.1%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	62,000	67,580
Lyondell Chemical Co.:
8.25% 9/15/16	20,000	20,250
9.5% 12/15/08	94,000	96,468
Phibro Animal Health Corp. 10% 8/1/13 (f)	20,000	20,500
		204,798
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (f)	90,000	93,938

	Principal Amount	Value
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	$ 50,000	$ 51,375
8.75% 11/15/12	25,000	26,438
		77,813
Metals & Mining - 0.0%
FMG Finance Pty Ltd.:
10% 9/1/13 (f)	20,000	18,900
10.625% 9/1/16 (f)	30,000	28,725
Novelis, Inc. 8% 2/15/15 (f)(g)	20,000	18,950
PNA Group, Inc. 10.75% 9/1/16 (f)	10,000	10,225
		76,800
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. 8.125% 5/15/11	120,000	123,600
TOTAL MATERIALS		576,949
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Embarq Corp. 7.082% 6/1/16	2,000	2,040
Intelsat Ltd.:
9.25% 6/15/16 (f)	80,000	84,300
11.25% 6/15/16 (f)	50,000	53,063
NTL Cable PLC 9.125% 8/15/16	20,000	20,600
Qwest Capital Funding, Inc. 7% 8/3/09	60,000	60,000
Qwest Corp.:
8.64% 6/15/13 (g)	90,000	96,300
8.875% 3/15/12	45,000	49,106
Telecom Italia Capital SA 7.2% 7/18/36	95,000	97,641
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	20,000	22,075
Windstream Corp.:
8.125% 8/1/13 (f)	15,000	15,918
8.625% 8/1/16 (f)	40,000	42,800
		543,843
Wireless Telecommunication Services - 0.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	25,000	26,625
Centennial Communications Corp. 10% 1/1/13	20,000	20,200
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	20,000	18,975
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (g)	70,000	70,875
Nextel Communications, Inc. 7.375% 8/1/15	160,000	165,078
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services
Rogers Communications, Inc.:
6.375% 3/1/14	$ 115,000	$ 115,000
8.515% 12/15/10 (g)	50,000	51,188
		467,941
TOTAL TELECOMMUNICATION SERVICES		1,011,784
UTILITIES - 0.2%
Electric Utilities - 0.0%
Mirant Americas Generation LLC 8.3% 5/1/11	50,000	49,875
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 8.375% 5/1/16	15,000	15,263
Sonat, Inc. 6.625% 2/1/08	65,000	65,163
		80,426
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	115,000	123,050
9.5% 6/1/09	59,000	62,983
Mirant North America LLC 7.375% 12/31/13	20,000	19,950
NRG Energy, Inc.:
7.25% 2/1/14	50,000	49,625
7.375% 2/1/16	5,000	4,963
		260,571
Multi-Utilities - 0.1%
CMS Energy Corp.:
8.5% 4/15/11	85,000	91,163
8.9% 7/15/08	125,000	130,469
		221,632
TOTAL UTILITIES		612,504
TOTAL NONCONVERTIBLE BONDS		6,038,127
TOTAL CORPORATE BONDS (Cost $6,418,280)		6,569,701
Fixed-Income Funds - 31.5%
	Shares
Fidelity VIP Investment Grade Central Investment Portfolio (h) (Cost $126,821,710)	1,227,395	126,605,770
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	11,470,733	$ 11,470,733
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	1,005,473	1,005,473
TOTAL MONEY MARKET FUNDS (Cost $12,476,206)		12,476,206
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $374,086,626)	402,028,152
NET OTHER ASSETS - 0.0%	164,628
NET ASSETS - 100%	$ 402,192,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,031,550 or 0.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,647,580 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/8/06 - 8/17/06	$ 227,532
PICO Holdings, Inc.	5/5/06	$ 1,203,240
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 465,789
Fidelity Securities Lending Cash Central Fund	14,446
Fidelity Ultra-Short Central Fund	382,950
Fidelity VIP Investment Grade Central Investment Portfolio	1,623,200
Total	$ 2,486,385

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 14,495,499	$ 5,000,462	$ 19,493,750	$ -	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	123,079,888*	-	126,605,770	4.6%
Total	$ 14,495,499	$ 128,080,350	$ 19,493,750	$ 126,605,770

* $92,915,128 represents the value of shares received through in-kind contributions.

Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $370,739,210. Net unrealized appreciation aggregated $31,288,942, of which $40,992,151 related to appreciated investment securities and $9,703,209 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006